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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08895

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2012 to September 30, 2012

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

September 30, 2012

Fixed-Income Fund

■	ING SPorts Core Fixed Income Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

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Just go to www.inginvestment.com, click on the E-Delivery icon from the home page, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330, and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Seeking Certainty

Dear Shareholder,

It’s been said that history doesn’t repeat; it rhymes. Human societies have always been competitive, their destinies uncertain; the resulting quest for safety and security has prompted attempts by the wealthy and powerful to lock in their advantages.

In 1494, Spain and Portugal, then the preeminent navigational powers of Europe, signed the Treaty of Tordesillas in which the Pope divided the New World into two zones of Spanish or Portuguese control. At the time it seemed an effective way to avoid costly skirmishes as empire building got underway. However, countries such as England and France, left out of the treaty, ignored it and pursued their own interests aggressively. Numerous wars and political intrigues followed, and ultimately both Portugal and Spain lost their status as world powers.

In our own time we’ve seen the unwinding of the competition and alliances that defined the Cold War era until the demise of the Soviet Union in 1991. During that period, a few wealthy and powerful nations called the shots for either capitalism or communism, and most other nations followed their lead. In the Cold War’s aftermath, individual nations have pursued their own interests. Competition has increased, and capital has readily flowed to areas offering the greatest returns. As a result, the balance of economic power has shifted dramatically. Once-poor nations have grown wealthy, and some wealthy nations have lost stature as investment, jobs and technological leadership moved to other shores.

In today’s turbulent world, economic and political pressures suggest that people will seek relief from uncertainty, and new alignments of power may emerge that we haven’t even imagined. Considering this as an investor, should you embrace the dynamic but unclear global opportunities that may be opening up? Or should you tighten your grip on what you know?

At ING Funds we believe in respect for the lessons of history as context for new investment ideas. Toward that end, we advocate well-diversified portfolios that focus on long-term needs rather than trying to exploit each passing fad or fashion. We believe it’s best to take well-understood, well-managed risks, with a focus on your goals. In some cases that may mean embracing the new, in other instances it can mean staying with the familiar.

As always, we recommend discussing any investment ideas and potential portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

October 29, 2012

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your investment professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2012

As our new fiscal year started, global equities in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends had just enjoyed the best first quarter rally since 1998. But in the two months from early April the index slumped 11% as, for the third consecutive year, the basis of earlier optimism was undermined by events. From there the recovery was just as dramatic, not because the data suddenly improved: far from it. It was because central banks, by their actions, made risky assets much more attractive. For the six month period the index gained 1.10%. (The MSCI World IndexSM returned 1.30% for the six months ended September 30, 2012, measured in U.S. dollars.)

Much of the first quarter’s upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. But the improvement faded fast, from a three-month average of 245,000 new jobs reported in March to an average of only 94,000 jobs in September, when the falling unemployment rate, at 8.1%, reflected large numbers leaving the labor force.

By September, other economic data were mostly uninspiring. Retail sales (excluding autos and gasoline) were barely increasing. Manufacturing activity registered its third monthly contraction. Industrial production slumped the most in three years. Gross Domestic Product (“GDP”) growth was reported at 1.3% (quarter-over-quarter annualized) in the second quarter, down from 2.0% in the first. There was some relief in the housing market, however. Existing home sales soared 7.8% in August, while the final S&P/Case-Shiller 20-City Composite Home Price Index rose for the second month year-over-year.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 7.6% in the second quarter of 2012 over the same quarter in 2011, the lowest rise in three years.

And yet despite the dearth of good news, the MSCI World IndexSM ended September nearly 13% above the low point reached in early June. How could this be? One reason was a growing sense that the euro zone’s enduring sovereign debt crisis might at last be approaching the end-game. Another was a third round of quantitative easing launched by the Federal Reserve.

Disillusionment with the European Central Bank’s (“ECB”) Longer Term Refinancing Operations quickly set in, amid a growing backlash against fiscal austerity. In late June a recapitalization bailout for Spain’s shaky banks worth up to €100 billion was agreed after tortuous negotiations. Attention returned to Greece in July, where the continuation of the country’s bailout rested on the outcome of an examination by creditors of its parlous fiscal state. With prospects for the euro looking increasingly tenuous, ECB President Draghi came out on July 26 with a statement unprecedented in its explicitness, that the ECB was “ready to do whatever it takes to preserve the euro.” In September, Draghi announced that through “Outright Monetary Transactions”, under certain conditions, the ECB would buy without limitation the 1-3 year bonds on the secondary market of a country in difficulties. German Chancellor Merkel crucially expressed support.

Also in September, Federal Reserve Chairman Bernanke announced a third round of quantitative easing that was different from the first two: it was open-ended and data specific. An additional $40 billion of agency mortgage-backed securities would be purchased monthly until and even after the labor market improved “substantially”. Exceptionally low policy interest rates would extend to at least mid-2015.

So the period ended with central bankers sounding increasingly determined to put a floor under the euro and the prices of risky assets. With little else attractive to invest in, this was enough to give those prices a boost.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index (“BCAB”) of investment grade bonds rose 3.68% in the six months through September. While the Barclays Capital U.S. Treasury Index, a sub-index of the BCAB index, underperformed slightly with a return of 3.42%, long-dated Treasuries returned a remarkable 10.78%. Another sub-index, the Barclays Capital Investment Grade Corporate Bond Index, outperformed, rising 6.45%, similar to the Barclays Capital High Yield Bond – 2% Issuer Constrained Composite Index (not part of the BCAB index), which gained 6.40%.

U.S. equities, represented by the S&P 500® Index including dividends, rose by 3.43% in the six months, not helped by Goldman Sachs’ recommendation on June 21st to sell the index short. With almost all S&P 500® companies having reported, operating earnings per share reached a new record in the second quarter and stood just over 2% higher than in the same quarter of 2011. By sector only, telecommunications showed a double-digit return of 23.33%, followed by healthcare with a return of 8.01%. Only financials and industrials incurred a loss, with returns of (0.35)% and (0.07)%, respectively.

In currency markets, the ongoing euro zone crisis drove the dollar up 3.34% against the euro. But the dollar slipped 1.35% against the pound, reflecting its own “safe haven” status as a sovereign currency with liquid U.K. government bond markets. The dollar lost 5.57% to the yen, perhaps the ultimate safe haven with Japan still the world’s top creditor nation.

In international markets, the MSCI Japan® Index slumped 13.11% for the six months through September, falling harder than other markets in April and May as investors fretted about the effect of the euro zone crisis and the slowdown in China on Japan’s export focused economy. The MSCI Europe ex UK ® Index added 2.54%, due to central bank initiatives as the economic news was unremittingly bad, including falling GDP and record high unemployment at 11.3%. The MSCI UK® Index edged up 1.71%. After three straight declines in GDP, hopes are high for recovery in the third quarter of 2012, due to encouraging employment data and the reversal of the impact of the Queen’s Jubilee celebrations.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital U.S. Investment Grade Corporate Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
Bank of America/Merrill Lynch U.S. 1-10 Year Corporate Bond Index	A market capitalization-weighted index including U.S. domestic investment grade corporate bonds with maturities between one and ten years.

3

ING SPORTS CORE FIXED INCOME FUND	PORTFOLIO MANAGERS’ REPORT

Sector Diversification

as of September 30, 2012

(as a percentage of net assets)

Financials	31.4%
Consumer Discretionary	16.4%
Energy	13.2%
Consumer Staples	10.3%
Utilities	8.2%
Information Technology	5.0%
Telecommunication Services	4.8%
Materials	2.6%
Industrials	2.6%
Assets in Excess of Other Liabilities	5.5%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

ING SPorts Core Fixed Income Fund (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by Richard Kilbride, Karen Cronk, Kurt Kringelis and Mike Hyman, Portfolio Managers of ING Investment Management Co. LLC – the Adviser.*

Performance: For the six months ended September 30, 2012, the Fund returned 4.89%, compared to the Bank of America/Merrill Lynch U.S. 1-10 Year Corporate Bond Index (the “Index” or “BofA/ML 1-10 Index”) which returned 4.99% for the same period.

Portfolio Specifics: This Fund seeks to gain additional diversification in credit exposure for certain separate account clients and is only available as an embedded structure inside those certain separately managed account strategies. The investor’s full experience includes the securities held inside the Fund, as well as those held outside it in the separate account.

Spreads in the corporate bond market, the primary holding of the Fund, continued to move tighter during the reporting period. Supporting the market were further improvements in the outlook for Europe, the announcement of a third round of Federal Reserve Board quantitative easing and the continued search for yield in a low interest rate world. Performance during the six months should be viewed in the context of an environment of falling interest rates at the early part of the period, followed by slightly higher interest rates since the summer. At the same time, credit spreads increased in the spring, but fell markedly since the summer, reflecting the market improvement in the price of risk assets.

During the six month period, 10-year U.S. Treasury yields fell from 2.2% at the start of the period and finished the period at 1.6%. During the same time, spreads for the Bank of America / Merrill Lynch U.S. Corporate 1-10 Year Index tightened from +184 basis points (“bp”) of option adjusted spread above Treasuries (“OAS”) at the beginning of the period and ended at +157 bp OAS. A tightening of spreads over Treasuries represents a price climb compared with the prices of Treasury securities.

The Fund maintained full exposure to corporate bonds during the reporting period, although Fund holdings were generally more conservative than the Index as a whole. This posture was beneficial in the early months of the period but was a detriment later, when investors favored lower quality credits. The Fund also benefited from the decline in rates and the flattening of the yield curve in the early part of the reporting period. Later, when rates rose slightly, interest rate exposure had limited impact on the Fund's relative performance.

Current Strategy & Outlook: Key macro overhangs persist: U.S. fiscal and regulatory uncertainty, Europe’s sovereign debt woes and evidence of a slowing global business cycle. Investors seeking yield in a low rate world continue to pile into risk assets despite these fundamental concerns, believing that central banks will maintain policies aimed at buoying the financial markets and supporting the bid for spread assets. We believe markets should continue to rally in the near term and, while spreads are no longer cheap, they are likely trading at fair levels.

*	In July 2012, Kurt Kringelis and Mike Hyman were added as portfolio managers to the Fund. On September 6, 2012, the Board of Trustees of the Fund approved proposed changes to the Fund’s name, strategy and benchmark, and redesignating the Fund’s current share class to “Class SMA” to be effective November 16, 2012. Please see Note 12 for additional information.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

Top Ten Holdings

as of September 30, 2012

(as a percentage of net assets)

Time Warner Cable, Inc., 5.000%, 02/01/20	2.9%
Vornado Realty L.P., 5.000%, 01/15/22	2.8%
General Electric Capital Corp., 4.375%, 09/16/20	2.8%
Transocean, Inc., 4.950%, 11/15/15	2.7%
Sunoco Logistics Partners Operations L.P., 4.650%, 02/15/22	2.7%
JPMorgan Chase & Co., 5.125%, 09/15/14	2.7%
PepsiCo, Inc./NC, 3.000%, 08/25/21	2.7%
Wells Fargo & Co., 2.625%, 12/15/16	2.7%
Viacom, Inc., 2.500%, 12/15/16	2.7%
Intel Corp., 1.950%, 10/01/16	2.6%

Portfolio holdings are subject to change daily.

4

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees, and (2) ongoing costs, including management fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.

Actual Fund Return				Hypothetical (5% return before expenses)
Beginning Account Value April 01, 2012	Ending Account Value September 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2012*	Beginning Account Value April 01, 2012	Ending Account Value September 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2012*
ING SPorts Core Fixed Income Fund
$1,000.00	$1,048.90	0.00%	$—	$1,000.00	$1,025.00	0.00%	$—

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

5

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2012 (UNAUDITED)

ASSETS:
Investments in securities at fair value*	$11,315,392

Total Investments at fair value	$11,315,392

Cash	599,735
Receivables:
Interest	85,467
Prepaid expenses	13,674
Reimbursement due from manager	5,470

Total assets	12,019,738

LIABILITIES:
Income distribution payable	27,933
Payable for trustee fees	53
Other accrued expenses and liabilities	20,358

Total liabilities	48,344

NET ASSETS	$11,971,394

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$11,259,711
Distributions in excess of net investment income	(2,940)
Accumulated net realized gain	80,162
Net unrealized appreciation	634,461

NET ASSETS	$11,971,394

* Cost of investments in securities	$10,680,931

Net assets	$11,971,394
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,101,700
Net asset value and redemption price per share	$10.87

See Accompanying Notes to Financial Statements

6

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

INVESTMENT INCOME:
Interest	$173,436

Total investment income	173,436

EXPENSES:
Transfer agent fees	29
Shareholder reporting expense	6,018
Registration fees	16,186
Professional fees	15,563
Custody and accounting expense	3,701
Trustee fees	144
Miscellaneous expense	654

Total expenses	42,295
Net waived and reimbursed fees	(42,295)

Net expenses	–

Net investment income	173,436

REALIZED AND UNREALIZED GAIN (LOSS) :
Net realized gain (loss) on:
Investments	66,196

Net realized gain	66,196

Net change in unrealized appreciation (depreciation) on:
Investments	313,961

Net change in unrealized appreciation (depreciation)	313,961

Net realized and unrealized gain	380,157

Increase in net assets resulting from operations	$553,593

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended September 30, 2012	Year Ended March 31, 2012
FROM OPERATIONS:
Net investment income	$173,436	$305,431
Net realized gain	66,196	27,666
Net change in unrealized appreciation	313,961	309,353

Increase in net assets resulting from operations	553,593	642,450

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(173,436)	(305,431)
Net realized gains	–	(137,059)

Total distributions	(173,436)	(442,490)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,651,776	4,092,980

Cost of shares redeemed	(1,038,889)	(689,512)

Net increase in net assets resulting from capital share transactions	612,887	3,403,468

Net increase in net assets	993,044	3,603,428

NET ASSETS:
Beginning of year or period	10,978,350	7,374,922

End of year or period	$11,971,394	$10,978,350

Distributions in excess of net investment income at end of year or period	$(2,940)	$(2,940)

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/ or recoupments if any(2)(3)		Expense net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
09-30-12	10.52	0.16		0.35	0.51	0.16	—	—	0.16	—	10.87	4.89	0.73	0.00	(4)	0.00	(4)	3.00	(4)	11,971	14
03-31-12	10.28	0.35		0.38	0.73	0.35	0.14	—	0.49	—	10.52	7.20	1.16	0.00	(4)	0.00	(4)	3.33	(4)	10,978	27
03-31-11	10.44	0.40	•	0.15	0.55	0.40	0.31	—	0.71	—	10.28	5.40	1.37	0.00	(4)	0.00	(4)	3.79	(4)	7,375	144
03-31-10	9.48	0.52		1.20	1.72	0.52	0.24	—	0.76	—	10.44	18.48	1.30	0.00	(4)	0.00	(4)	5.02	(4)	5,964	163
03-31-09	10.46	0.51		(0.80)	(0.29)	0.51	0.18	—	0.69	—	9.48	(2.64)	2.39	0.01	(4)	0.01	(4)	5.24	(4)	5,295	87
06-08-07(5) - 03-31-08	10.00	0.42		0.46	0.88	0.42	—	—	0.42	—	10.46	8.90	3.73	0.00	(4)	0.00	(4)	5.04	(4)	4,693	97

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)

ING Investment Management Co. LLC has contractually agreed to reimburse all operating expenses of the Fund indefinitely, except certain extraordinary expenses. Expense ratios do not include fees charged by the program sponsor for participation in a wrap fee program.

(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Separate Portfolios (“Sports”) Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act” or the “Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of four separately managed series. This report is for ING SPorts Core Fixed Income Fund (“SPorts Core Fixed Income”) (the “Fund”).

Shareholders generally bear the common expenses of a fund and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets. However, the Fund does not charge any fees or expenses. ING Investment Management Co. LLC (“ING IM” or the “Investment Adviser”) does not charge any fees to the Fund under its investment management agreement (“Management Agreement”). The Investment Adviser is absorbing all expenses of operating the Fund, except certain extraordinary expenses. However, the Fund is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. If you are a participant in a wrap program, you pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

Shares of the Fund are purchased at net asset value without a sales charge and may be purchased only at the direction of the program sponsor for a wrap account. The Fund’s Investment Adviser does not charge any fees or expenses and reimburses Fund operating expenses. Participants in a wrap fee program eligible to invest in the Fund pay fees to the program sponsor and should review the wrap program brochure provided by the sponsor for a discussion of fees and expenses charged.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at the net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Fund’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV may also be valued at their fair values, as defined by the 1940 Act and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among

10

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the New York Stock Exchage (“NYSE”). Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable fair value quotations at the time the Fund determines its NAV, events that occur between the ime of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as ”Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as ”Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured the Fund can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund had a significant

11

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount of Level 3 investments at the end of the period in relation to net assets.

For the period ended September 30, 2012, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2012, the cost of purchases and proceeds from the sales of securities excluding short-term securities, were as follows:

	Purchases	Sales
SPorts Core Fixed Income	$1,916,073	$1,515,504

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING IM, a Delaware limited liability company, serves as the investment adviser to the Fund. The Investment Adviser serves pursuant to the Management Agreement between the Investment Adviser and the Trust, on behalf of the Fund. There are no advisory or other fees payable to the Investment Adviser under the Management Agreement.

ING Funds Services, LLC (“IFS”), acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. The administrator does not receive any fees for its administrative services.

ING Investments Distributor, LLC (the “Distributor” or “IID”) is the principal underwriter of the Fund. The Distributor, IFS and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

12

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Fund, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect its businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Fund’s advisory agreement, which would trigger the necessity for a new agreement that would require approval of the Board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Fund or its operations and administration.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2012, ING Life Insurance and Annuity Company, an indirect, wholly-owned subsidiary of ING Groep, owned 37.19% of the Fund. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Fund.

The Fund has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investment Management Co. LLC or its affiliate, ING Investments, LLC, until distribution in accordance with the Plan.

NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES

At September 30, 2012, the Fund had the following payables included in other accrued expenses and liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities.

Accrued Expense	Amount
Professional	$11,870
Miscellaneous	3,290

NOTE 7 — EXPENSE LIMITATIONS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”), between ING IM and the Trust, on behalf of the Fund, ING IM has agreed to absorb and/or reimburse certain fees and expenses. Under the Expense Limitation Agreement, to the extent not inconsistent with U.S. tax requirements, ING IM will absorb and reimburse all ordinary operating expenses of the Fund, which include the Fund’s share of any fees and expenses of any underlying funds whose shares are held by the Fund from time to time but which exclude portfolio transaction costs, interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund’s business, and expenses of any counsel or other persons or services retained by the Trustees who are not “interested persons” (as defined in the 1940 Act) of ING IM.

13

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATIONS (continued)

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING IM or the Trust provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term or upon termination of the Management Agreement.

NOTE 8 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of

$125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities, and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. During the period ended September 30, 2012 the Fund did not have any loans outstanding under the Credit Agreement.

NOTE 9 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
9/30/2012	154,429	—	—	(96,665)	57,764	1,651,776	—	—	(1,038,889)	612,887
3/31/2012	391,939	—	—	(65,613)	326,326	4,092,980	—	—	(689,512)	3,403,468

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Fund and its corresponding risks, see the Fund’s most recent Prospectus and/or the Statement of Additional Information.

Foreign Investments. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.

Credit Risk. The Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized

14

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

capital gains for tax purposes are reported as return of capital. Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended September 30, 2012	Year Ended March 31, 2012
Ordinary Income	Ordinary Income	Long-term Capital Gains
$173,436	$364,453	$78,037

The tax-basis components of distributable earnings as of March 31, 2012 were:

Undistributed Ordinary Income	Unrealized Appreciation
$40,793	$320,500

The Fund's major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of September 30, 2012, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — SUBSEQUENT EVENTS

Dividends. Subsequent to September 30, 2012, the Fund declared dividends from net investment income of:

Per Share Amount	Payable Date	Record Date
$0.0263	November 1, 2012	Daily

On September 6, 2012, the Fund’s Board of Trustees approved a proposal changing the Fund’s principal investment strategies, and changing the Fund’s name to “ING Investment Grade Credit Fund” and re-designating the Fund’s current share class to “Class SMA” shares. These changes will be effective on or about November 16, 2012.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

15

ING SPORTS CORE FIXED INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 94.5%
		Consumer Discretionary: 16.4%
250,000	#	Daimler Finance North America LLC, 2.300%, 01/09/15	$256,622	2.2
250,000		DirectTV Hldg., 3.550%, 03/15/15	264,933	2.2
150,000		McDonald's Corp., 2.625%, 01/15/22	158,179	1.3
300,000		Time Warner Cable, Inc., 5.000%, 02/01/20	348,420	2.9
300,000		Toyota Motor Credit Corp., 1.000%, 02/17/15	303,454	2.5
300,000		Viacom, Inc., 2.500%, 12/15/16	316,405	2.7
300,000		Whirlpool Corp., 4.700%, 06/01/22	310,373	2.6
			1,958,386	16.4
		Consumer Staples: 10.3%
300,000		Campbell Soup Co., 2.500%, 08/02/22	300,542	2.5
300,000		Coca-Cola Co/The, 1.500%, 11/15/15	309,426	2.6
300,000	#	Kraft Foods Group, Inc., 1.625%, 06/04/15	304,742	2.5
300,000		PepsiCo, Inc./NC, 3.000%, 08/25/21	319,063	2.7
			1,233,773	10.3
		Energy: 13.2%
250,000		Apache Corp., 3.625%, 02/01/21	276,587	2.3
27,000		Noble Holding International Ltd., 2.500%, 03/15/17	27,884	0.2
250,000		Noble Holding International Ltd., 3.050%, 03/01/16	261,289	2.2
300,000		Sunoco Logistics Partners Operations L.P., 4.650%, 02/15/22	324,623	2.7
300,000		Transocean, Inc., 4.950%, 11/15/15	328,674	2.7
100,000		NuStar Logistics L.P., 6.050%, 03/15/13	101,494	0.9
250,000		Williams Partners L.P., 3.800%, 02/15/15	265,222	2.2
			1,585,773	13.2

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Financials: 31.4%
250,000	American International Group, Inc., 5.850%, 01/16/18	$290,721	2.4
100,000	American Express Credit Corp., 5.875%, 05/02/13	103,154	0.9
250,000	Bank of America Corp., 5.625%, 07/01/20	285,587	2.4
250,000	Citigroup, Inc., 4.875%, 05/07/15	266,033	2.2
250,000	CNA Financial Corp., 5.750%, 08/15/21	291,326	2.4
200,000	Ford Motor Credit Co. LLC, 3.000%, 06/12/17	203,845	1.7
300,000	General Electric Capital Corp., 4.375%, 09/16/20	331,470	2.8
300,000	HSBC Finance Corp., 6.375%, 11/27/12	302,512	2.5
300,000	JPMorgan Chase & Co., 5.125%, 09/15/14	322,076	2.7
100,000	Morgan Stanley, 4.100%, 01/26/15	103,611	0.9
250,000	Murray Street Investment Trust I, 4.647%, 03/09/17	268,792	2.2
250,000	Svenska Handelsbanken AB, 3.125%, 07/12/16	265,284	2.2
70,000	US Bancorp, 3.000%, 03/15/22	73,451	0.6
300,000	Vornado Realty L.P., 5.000%, 01/15/22	332,654	2.8
300,000	Wells Fargo & Co., 2.625%, 12/15/16	317,811	2.7
		3,758,327	31.4
	Industrials: 2.6%
300,000	3M Co., 1.375%, 09/29/16	308,167	2.6
	Information Technology: 5.0%
250,000	Applied Materials, Inc., 4.300%, 06/15/21	283,747	2.4
300,000	Intel Corp., 1.950%, 10/01/16	315,329	2.6
		599,076	5.0
	Materials: 2.6%
300,000	Eastman Chemical Co., 2.400%, 06/01/17	313,738	2.6

See Accompanying Notes to Financial Statements

16

ING SPORTS CORE FIXED INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Telecommunication Services: 4.8%
200,000	Verizon Communications, Inc., 2.000%, 11/01/16	$209,346	1.7
100,000	Verizon Virginia, Inc., 4.625%, 03/15/13	101,851	0.9
250,000	Vodafone, 2.875%, 03/16/16	266,731	2.2
		577,928	4.8
	Utilities: 8.2%
150,000	Commonwealth Edison Co., 1.625%, 01/15/14	152,037	1.3
50,000	Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	58,308	0.5
100,000	Detroit Edison Co, 3.450%, 10/01/20	111,768	0.9
250,000	Public Service Co. of Colorado, 3.200%, 11/15/20	274,158	2.3

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
102,000	Public Service Co. of Oklahoma, 6.150%, 08/01/16	$120,027	1.0
250,000	Wisconsin Electric Power Co., 2.950%, 09/15/21	263,926	2.2
		980,224	8.2
	Total Corporate Bonds/Notes (Cost $10,680,931)	11,315,392	94.5
	Assets in Excess of Other Liabilities	656,002	5.5

	Net Assets	$11,971,394	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
Cost for federal income tax purposes is the same as for financial statement purposes.

Gross Unrealized Appreciation	$634,461
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$634,461

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$11,315,392	$—	$11,315,392

Total Investments, at fair value	$—	$11,315,392	$—	$11,315,392

^	See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

See Accompanying Notes to Financial Statements

17

Investment Adviser

ING Investment Management Co. LLC

230 Park Avenue

New York, New York 10169

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

SAR-UFISPORTS	(0912-111612)

Semi-Annual Report

September 30, 2012

Class P*

■	ING Emerging Markets Corporate Debt Fund
■	ING Emerging Markets Hard Currency Debt Fund
■	ING Emerging Markets Local Currency Debt Fund

*	Patent Pending

 E-Delivery Sign-up — details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Summary Portfolios of Investments	19
Advisory Contract Approval Discussion	34

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Seeking Certainty

Dear Shareholder,

It’s been said that history doesn’t repeat; it rhymes. Human societies have always been competitive, their destinies uncertain; the resulting quest for safety and security has prompted attempts by the wealthy and powerful to lock in their advantages.

In 1494, Spain and Portugal, then the preeminent navigational powers of Europe, signed the Treaty of Tordesillas in which the Pope divided the New World into two zones of Spanish or Portuguese control. At the time it seemed an effective way to avoid costly skirmishes as empire building got underway. However, countries such as England and France, left out of the treaty, ignored it and pursued their own interests aggressively. Numerous wars and political intrigues followed, and ultimately both Portugal and Spain lost their status as world powers.

In our own time we’ve seen the unwinding of the competition and alliances that defined the Cold War era until the demise of the Soviet Union in 1991. During that period, a few wealthy and powerful nations called the shots for either capitalism or communism, and most other nations followed their lead. In the Cold War’s aftermath, individual nations have pursued their own interests. Competition has increased, and capital has readily flowed to areas offering the greatest returns. As a result, the balance of economic power has shifted dramatically. Once-poor nations have grown wealthy, and some wealthy nations have lost stature as investment, jobs and technological leadership moved to other shores.

In today’s turbulent world, economic and political pressures suggest that people will seek relief from uncertainty, and new alignments of power may emerge that we haven’t even imagined. Considering this as an investor, should you embrace the dynamic but unclear global opportunities that may be opening up? Or should you tighten your grip on what you know?

At ING Funds we believe in respect for the lessons of history as context for new investment ideas. Toward that end, we advocate well-diversified portfolios that focus on long-term needs rather than trying to exploit each passing fad or fashion. We believe it’s best to take well-understood, well-managed risks, with a focus on your goals. In some cases that may mean embracing the new, in other instances it can mean staying with the familiar.

As always, we recommend discussing any investment ideas and potential portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
October 29, 2012

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your investment professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2012

As our new fiscal year started, global equities in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends had just enjoyed the best first quarter rally since 1998. But in the two months from early April the index slumped 11% as, for the third consecutive year, the basis of earlier optimism was undermined by events. From there the recovery was just as dramatic, not because the data suddenly improved: far from it. It was because central banks, by their actions, made risky assets much more attractive. For the six month period the index gained 1.10%. (The MSCI World IndexSM returned 1.30% for the six months ended September 30, 2012, measured in U.S. dollars.)

Much of the first quarter’s upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. But the improvement faded fast, from a three-month average of 245,000 new jobs reported in March to an average of only 94,000 jobs in September, when the falling unemployment rate, at 8.1%, reflected large numbers leaving the labor force.

By September, other economic data were mostly uninspiring. Retail sales (excluding autos and gasoline) were barely increasing. Manufacturing activity registered its third monthly contraction. Industrial production slumped the most in three years. Gross Domestic Product (“GDP”) growth was reported at 1.3% (quarter-over-quarter annualized) in the second quarter, down from 2.0% in the first. There was some relief in the housing market, however. Existing home sales soared 7.8% in August, while the final S&P/Case-Shiller 20-City Composite Home Price Index rose for the second month year-over-year.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 7.6% in the second quarter of 2012 over the same quarter in 2011, the lowest rise in three years.

And yet despite the dearth of good news, the MSCI World IndexSM ended September nearly 13% above the low point reached in early June. How could this be? One reason was a growing sense that the euro zone’s enduring sovereign debt crisis might at last be approaching the end-game. Another was a third round of quantitative easing launched by the Federal Reserve.

Disillusionment with the European Central Bank’s (“ECB”) Longer Term Refinancing Operations quickly set in, amid a growing backlash against fiscal austerity. In late June a recapitalization bailout for Spain’s shaky banks worth up to €100 billion was agreed after tortuous negotiations. Attention returned to Greece in July, where the continuation of the country’s bailout rested on the outcome of an examination by creditors of its parlous fiscal state. With prospects for the euro looking increasingly tenuous, ECB President Draghi came out on July 26 with a statement unprecedented in its explicitness, that the ECB was “ready to do whatever it takes to preserve the euro.” In September, Draghi announced that through “Outright Monetary Transactions”, under certain conditions, the ECB would buy without limitation the 1-3 year bonds on the secondary market of a country in difficulties. German Chancellor Merkel crucially expressed support.

Also in September, Federal Reserve Chairman Bernanke announced a third round of quantitative easing that was different from the first two: it was open-ended and data specific. An additional $40 billion of agency mortgage-backed securities would be purchased monthly until and even after the labor market improved “substantially”. Exceptionally low policy interest rates would extend to at least mid-2015.

So the period ended with central bankers sounding increasingly determined to put a floor under the euro and the prices of risky assets. With little else attractive to invest in, this was enough to give those prices a boost.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index (“BCAB”) of investment grade bonds rose 3.68% in the six months through September. While the Barclays Capital U.S. Treasury Index, a sub-index of the BCAB index, underperformed slightly with a return of 3.42%, long-dated Treasuries returned a remarkable 10.78%. Another sub-index, the Barclays Capital Investment Grade Corporate Bond Index, outperformed, rising 6.45%, similar to the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index (not part of the BCAB index), which gained 6.40%.

U.S. equities, represented by the S&P 500® Index including dividends, rose by 3.43% in the six months, not helped by Goldman Sachs’ recommendation on June 21st to sell the index short. With almost all S&P 500® companies having reported, operating earnings per share reached a new record in the second quarter and stood just over 2% higher than in the same quarter of 2011. By sector only, telecommunications showed a double-digit return of 23.33%, followed by healthcare with a return of 8.01%. Only financials and industrials incurred a loss, with returns of (0.35)% and (0.07)%, respectively.

In currency markets, the ongoing euro zone crisis drove the dollar up 3.34% against the euro. But the dollar slipped 1.35% against the pound, reflecting its own “safe haven” status as a sovereign currency with liquid U.K. government bond markets. The dollar lost 5.57% to the yen, perhaps the ultimate safe haven with Japan still the world’s top creditor nation.

In international markets, the MSCI Japan® Index slumped 13.11% for the six months through September, falling harder than other markets in April and May as investors fretted about the effect of the euro zone crisis and the slowdown in China on Japan’s export focused economy. The MSCI Europe ex UK® Index added 2.54%, due to central bank initiatives as the economic news was unremittingly bad, including falling GDP and record high unemployment at 11.3%. The MSCI UK® Index edged up 1.71%. After three straight declines in GDP, hopes are high for recovery in the third quarter of 2012, due to encouraging employment data and the reversal of the impact of the Queen’s Jubilee celebrations.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index
An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital U.S. Investment Grade Corporate Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays Capital U.S. MBS Index	An unmanaged index composed of fixed-income security mortgage pools sponsored by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2012*	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2012*
ING Emerging Markets Corporate Debt Fund
Class P(1)	$1,000.00	$1,016.20	0.15%	$0.22	$1,000.00	$1,024.32	0.15%	$0.76
ING Emerging Markets Hard Currency Debt Fund
Class P(1)	1,000.00	1,022.00	0.15	$0.22	1,000.00	1,024.32	0.15	0.76
ING Emerging Markets Local Currency Debt Fund
Class P(2)	1,000.00	1,009.60	0.15	$0.23	1,000.00	1,024.32	0.15	0.76

*	Expenses are equal to each Funds’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.
(1)	Commencement of operations was August 09, 2012. Expenses paid for the actual Funds’ return reflect the 53-day period ended September 30, 2012.
(2)	Commencement of operations was August 06, 2012. Expenses paid for the actual Fund’s return reflect the 56-day period ended September 30, 2012.

STATEMENTS OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2012 (UNAUDITED)

	ING Emerging Markets Corporate Debt Fund	ING Emerging Markets Hard Currency Debt Fund	ING Emerging Markets Local Currency Debt Fund
ASSETS:
Investments in securities at fair value*	$69,481,758	$161,869,054	$116,865,248
Short-term investments at fair value**	20,474,311	66,504,197	31,966,358
Total Investments at fair value	$89,956,069	$228,373,251	$148,831,606
Cash	506,014	167,502	—
Cash collateral for futures	126,900	263,908	—
Foreign currencies at value***	—	—	4,442,664
Receivables:
Investments securities sold	1,667,195	2,152,250	2,123,338
Dividends	182	384	424
Interest	713,192	1,309,662	1,855,978
Unrealized appreciation on forward foreign currency contracts	—	—	963,700
Unrealized appreciation on OTC swap agreements	—	—	11,923
Prepaid offering	45,449	57,884	66,247
Reimbursement due from manager	7,145	3,691	14,456
Total assets	93,022,146	232,328,532	158,310,336

LIABILITIES:
Payable for investment securities purchased	12,973,555	66,747,711	9,572,502
Unrealized depreciation on forward foreign currency contracts	—	—	469,316
Payable to custodian due to bank overdraft	—	—	2,122,938
Payable for trustee fees	572	884	1,210
Payable for cash collateral for futures	—	26,974	—
Other accrued expenses and liabilities	64,131	77,420	154,588
Total liabilities	13,038,258	66,852,989	12,320,554
NET ASSETS	$79,983,888	$165,475,543	$145,989,782

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$79,169,807	$163,019,092	$145,000,011
Undistributed net investment income	202,653	425,709	679,047
Accumulated net realized gain	39,902	498,077	133,991
Net unrealized appreciation	571,526	1,532,665	176,733
NET ASSETS	$79,983,888	$165,475,543	$145,989,782
____________________
* Cost of investments in securities	$68,856,347	$160,276,955	$117,196,887
** Cost of short-term investments	$20,474,405	$66,504,095	$31,965,402
*** Cost of foreign currencies	$—	$—	$4,441,836

Class P
Net assets	$79,983,888	$165,475,543	$145,989,782
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	7,889,756	16,215,295	14,500,001
Net asset value and redemption price per share	$10.14	$10.20	$10.07

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2012 (UNAUDITED)

	ING Emerging Markets Corporate Debt Fund	ING Emerging Markets Hard Currency Debt Fund	ING Emerging Markets Local Currency Debt Fund
	August 9, 2012(1) to September 30, 2012	August 9, 2012(1) to September 30, 2012	August 6, 2012(1) to September 30, 2012
INVESTMENT INCOME:
Dividends	$313	$686	$897
Interest	341,316	657,398	1,074,465
Total investment income	341,629	658,084	1,075,362
EXPENSES:
Investment management fees	70,067	101,766	149,289
Transfer agent fees	82	156	213
Administrative service fees	8,243	15,656	21,327
Shareholder reporting expense	468	728	935
Registration fees	3,224	3,224	3,355
Professional fees	3,120	4,680	6,160
Custody and accounting expense	7,904	9,048	32,670
Trustee fees	572	884	1,210
Offering expense	7,551	9,616	11,753
Miscellaneous expense	2,496	3,069	3,355
Total expenses	103,727	148,827	230,267
Net waived and reimbursed fees	(91,207)	(124,929)	(197,902)
Net expenses	12,520	23,898	32,365
Net investment income	329,109	634,186	1,042,997
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	75,894	427,947	106,516
Foreign currency related transactions	—	—	26,854
Futures	(35,992)	70,130	—
Swaps	—	—	621
Net realized gain	39,902	498,077	133,991
Net change in unrealized appreciation (depreciation) on:
Investments	625,317	1,592,202	(330,683)
Foreign currency related transactions	—	—	495,493
Futures	(53,791)	(59,537)	—
Swaps	—	—	11,923
Net change in unrealized appreciation (depreciation)	571,526	1,532,665	176,733
Net realized and unrealized gain	611,428	2,030,742	310,724
Increase in net assets resulting from operations	$940,537	$2,664,928	$1,353,721
____________________
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Emerging Markets Corporate Debt Fund	ING Emerging Markets Hard Currency Debt Fund	ING Emerging Markets Local Currency Debt Fund
	August 9, 2012(1) to September 30, 2012	August 9, 2012(1) to September 30, 2012	August 6, 2012(1) to September 30, 2012
FROM OPERATIONS:
Net investment income	$329,109	$634,186	$1,042,997
Net realized gain	39,902	498,077	133,991
Net change in unrealized appreciation	571,526	1,532,665	176,733
Increase in net assets resulting from operations	940,537	2,664,928	1,353,721

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(126,456)	(208,477)	(363,950)
Total distributions	(126,456)	(208,477)	(363,950)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	79,169,807	163,019,092	145,000,011
	79,169,807	163,019,092	145,000,011
Net increase in net assets resulting from capital share transactions	79,169,807	163,019,092	145,000,011
Net increase in net assets	79,983,888	165,475,543	145,989,782

NET ASSETS:
Beginning of year or period	—	—	—
End of year or period	$79,983,888	$165,475,543	$145,989,782
Undistributed net investment income at end of year or period	$202,653	$425,709	$679,047
____________________
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expense net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Emerging Markets Corporate Debt Fund
Class P
08-09-12(4)–09-30-12	10 .00	0 .05	0 .11	0 .16	0 .02	—	—	0 .02	—	10 .14	1 .62	1 .26	0 .15	0 .15	3 .99	79,984	34
ING Emerging Markets Hard Currency Debt Fund
Class P
08-09-12(4)–09-30-12	10 .00	0 .05	0 .17	0 .22	0 .02	—	—	0 .02	—	10 .20	2 .20	0 .95	0 .15	0 .15	4 .05	165,476	49
ING Emerging Markets Local Currency Debt Fund
Class P
08-06-12(4)–09-30-12	10 .00	0 .07	0 .03	0 .10	0 .03	—	—	0 .03	—	10 .07	0 .96	1 .08	0 .15	0 .15	4 .89	145,990	5

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act” or the “Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of four separately managed series. This report is for: ING Emerging Markets Corporate Debt Fund (“Corporate Debt”) ING Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”) and ING Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) (each a “Fund,” and collectively, the “Funds”). The investment objective of each Fund is described in each Fund’s prospectus.

Each Fund offers Class P* Shares. Separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of a class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.

Class P* shares may only be purchased by ING-affiliated products, including: (1) other funds in the ING Funds complex; and (2) collective investment trusts, common investment trusts, and separate accounts sponsored or managed by ING-affiliated entities. Such availability is subject to management’s determination of the appropriateness of investment in Class P shares in light of the level at which advisory fees are charged to the investor.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. Investments in open-end mutual funds are valued at the net asset value (“NAV”). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, as determined in good faith by or under the supervision of the Funds’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its NAV may also be valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Funds’ Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by a Fund closes but before the time that a Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Fund determines its NAV. In such

*    Patent Pending

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

a case, a Fund will use the fair value of such securities as determined under a Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the New York Stock Exchange (“NYSE”). Pursuant to procedures adopted by the Board, a Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Fund to determine that the closing prices for one or more securities do not represent readily available reliable fair value quotations at the time a Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Fund’s NAV.

Fair Value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Summary Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Funds’ Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Fund can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the transfers between Levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the period ended September 30, 2012, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Risk Exposures and the use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Funds to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Funds are required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives and the Funds. Associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of September 30, 2012, the maximum amount of loss that Local Currency Debt would incur if the counterparties to its derivative transactions failed to perform would be $975,623, which represents the gross payments to be received by the Fund on open forward foreign currency contracts and swaps were they to be unwound as of September 30, 2012.

The Funds’ master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The contingent features are established within the Funds’ Master Agreements.

As of September 30, 2012, Local Currency Debt had a net liability position of $469,316 on open forward foreign currency contracts.

E.  Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the period ended September 30, 2012, Local Currency Debt Fund has entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Fund uses forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements.

During the period ended September 30, 2012, Local Currency Debt had average contract amounts on forward foreign currency contracts to buy and sell of $74,845,604 and $38,330,658, respectively.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2012, Corporate Debt and Hard Currency Debt have both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2012, Corporate Debt had an average notional value of $36,230,171 and $29,197,923 on futures contracts purchased and sold, respectively. Hard Currency Debt had an average notional value of $17,934,578 and $18,220,891 on futures contracts purchased and sold, respectively.

F.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds generally distribute most or all of their net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Each Fund distributes capital gains, if any, annually. Each Fund also declares and pays dividends consisting of ordinary income, if any, monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

G.  Federal Income Taxes. It is the policy of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

made until the capital loss carryforwards have been fully utilized or expire.

H. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Securities Lending. Each Fund has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Fund has the right to use collateral to offset losses incurred. There would be potential loss to a Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Each Fund bears the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides the Fund indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.

J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

K. Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets or Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparty. Other risks include credit, liquidity and market risk. For the period ended September 30, 2012, Local Currency Debt entered into interest rate swaps in which it pays a fixed interest rate and receives a fixed interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $16,319,662. Local Currency Debt entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Summary Portfolio of Investments for open interest rate swaps at September 30, 2012.

L.  Offering Costs. Costs incurred with the offering of shares of a Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

M.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2012, the cost of purchases and proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Corporate Debt	$90,704,464	$21,866,191
Hard Currency Debt	238,017,946	78,081,669
Local Currency Debt	111,019,094	6,507,857

U.S. government securities not included above were as follows:

	Purchases	Sales
Corporate Debt	$1,994,141	$1,996,280

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Funds. The Investment Adviser serves pursuant to an investment management agreement (“Management Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds.

The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

For Corporate Debt — 0.85%; for Hard Currency Debt — 0.65%; and for Local Currency Debt — 0.70%. During the period, the Adviser was contractually obligated to waive its management fee. This waiver is not eligible for recoupment.

ING Investment Management Co. LLC (“ING IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. The Investment Adviser has entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

ING Funds Services, LLC (“IFS”), acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Fund a fee at an annual rate of 0.10% of its average daily net assets. During the period, the Administrator was contractually obligated to waive its fee. This waiver is not eligible for recoupment.

ING Investments Distributor, LLC (the “Distributor” or “IID”) is the principal underwriter of the Funds. The Distributor, IFS, ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Funds, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect its businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Funds’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the Board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Funds or their operations and administration.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2012, the following affiliated investment companies of ING Groep owned more than 5% of the following Funds:

Affiliated Investment Company	Fund	Percentage
ING Bond Portfolio	Corporate Debt	14.67%
	Hard Currency Debt	12.80%
	Local Currency Debt	15.86%

ING Global Bond Portfolio	Corporate Debt	26.68%
	Hard Currency Debt	23.69%
	Local Currency Debt	28.97%

ING Intermediate Bond Portfolio	Corporate Debt	58.66%
	Hard Currency Debt	63.51%
	Local Currency Debt	55.17%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Funds have a common owner that owns over 25% of the outstanding securities of the Funds, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Funds.

The Funds have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 6 — EXPENSE LIMITATIONS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to 0.15%.

The Investment Adviser may at a later date recoup from a Fund for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Fund.

As of September 30, 2012 the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	September 30,
	2013	2014	2015	Total
Corporate Debt	$—	$—	$12,897	$12,897
Hard Currency Debt	—	—	7,507	7,507
Local Currency Debt	—	—	27,286	27,286

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments or the Trust provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term or upon termination of the Management Agreement.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
8/9/2012(1)–9/30/2012	7,889,756	—	—	—	7,889,756	79,169,807	—	—	—	79,169,807
Hard Currency Debt
Class P
8/9/2012(1)–9/30/2012	16,215,295	—	—	—	16,215,295	163,019,092	—	—	—	163,019,092
Local Currency Debt
Class P
8/6/2012(1)–9/30/2012	14,500,001	—	—	—	14,500,001	145,000,011	—	—	—	145,000,011

(1)	Commencement of operations.

NOTE 8 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Fund and its corresponding risks, see each Fund’s most recent Prospectus and/or the Statement of Additional Information.

Credit Risk (All Funds). A Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Foreign Investments (All Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.

Emerging Markets Investments (All Funds). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; overdependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — FEDERAL INCOME TAXES (continued)

capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Initial Period Ended September 30, 2012
Ordinary Income
Corporate Debt	$126,456
Hard Currency Debt	208,477
Local Currency Debt	363,950

The Funds’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2012, the year of commencement of operations.

As of September 30, 2012, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. At September 30, 2012, the Funds had no securities on loan.

NOTE 11 — SUBSEQUENT EVENTS

Dividends. Subsequent to September 30, 2012, the Funds paid net investment income dividends of:

	Per Share Amount	Payable Date	Record Date
Corporate Debt	$0.0257	October 2, 2012	September 28, 2012
	$0.0361	November 2, 2012	October 31, 2012
Hard Currency Debt	$0.0263	October 2, 2012	September 28, 2012
	$0.0373	November 2, 2012	October 31, 2012
Local Currency Debt	$0.0469	October 2, 2012	September 28, 2012
	$0.0445	November 2, 2012	October 31, 2012

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Geographic Diversification as of September 30, 2012 (as a percentage of net assets)
Brazil	13.3%
Mexico	10.3%
Russia	7.5%
India	6.3%
Colombia	5.8%
China	5.6%
South Korea	5.2%
United Arab Emirates	4.9%
Countries between 0.5%–3.8%ˆ	28.0%
Assets in Excess of Other Liabilities*	13.1%
Net Assets	100.0%
* Includes short-term investments.
ˆ Includes 15 countries, which each represents 0.5%–3.8% of net assets.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 86.9%
		Bermuda: 2.4%
770,000	#	Digicel Group Ltd., 8.250%, 09/30/20	$812,350	1.0
500,000		Rosy Unicorn Ltd., 6.500%, 02/09/17	551,285	0.7
500,000		Other Securities	531,675	0.7
			1,895,310	2.4

		Brazil: 13.3%
250,000	#	Banco Bradesco SA/Cayman Islands, 5.750%, 03/01/22	266,875	0.3
2,000,000	#	Banco BTG Pactual SA/Cayman Islands, 5.750%, 09/28/22	2,031,117	2.6
201,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	213,562	0.3
662,000	#	Itau Unibanco Holding SA/Cayman Island, 6.200%, 12/21/21	723,235	0.9
550,000		Minerva Luxembourg SA, 12.250%, 02/10/22	637,285	0.8
1,135,000	#	Odebrecht Finance Ltd., 7.500%, 09/29/49	1,211,612	1.5
1,080,000		Petrobras International Finance Co. — Pifco, 3.500%, 02/06/17	1,132,428	1.4
923,000		Vale Overseas Ltd., 4.625%, 09/15/20	988,951	1.2
650,000		Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	752,375	1.0
2,460,000		Other Securities	2,656,393	3.3
			10,613,833	13.3

		Chile: 2.2%
800,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	839,557	1.1
800,000		Other Securities	912,342	1.1
			1,751,899	2.2

		China: 5.6%
750,000		Agile Property Holdings Ltd., 10.000%, 11/14/16	798,750	1.0
450,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	489,027	0.6
500,000		Country Garden Holdings Co. Ltd., 11.125%, 02/23/18	548,750	0.7
300,000	#	Mega Advance Investments Ltd., 6.375%, 05/12/41	385,072	0.5
2,100,000		Other Securities	2,263,064	2.8
			4,484,663	5.6

		Colombia: 5.8%
250,000		Bancolombia SA, 5.125%, 09/11/22	253,750	0.3
750,000		Bancolombia SA, 5.950%, 06/03/21	847,500	1.0
300,000	#	Grupo Aval Ltd., 4.750%, 09/26/22	296,250	0.4
800,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	814,000	1.0
681,000		Ecopetrol SA, 7.625%, 07/23/19	875,085	1.1
763,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	843,115	1.1
600,000		Pacific Rubiales Energy Corp., 7.250%, 12/12/21	708,000	0.9
			4,637,700	5.8

		Czech Republic: 0.5%
400,000		Other Securities	427,912	0.5

		Hong Kong: 3.8%
1,300,000		Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1,458,720	1.8
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 11/07/49	465,750	0.6
1,050,000		Other Securities	1,136,523	1.4
			3,060,993	3.8

		India: 6.3%
800,000		Axis Bank Ltd./Dubai, 5.125%, 09/05/17	832,541	1.0
1,100,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	1,147,397	1.4
550,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	587,063	0.7

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		India: (continued)
1,450,000	#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	$1,547,713	2.0
700,000	#	State Bank of India/London, 4.125%, 08/01/17	716,998	0.9
200,000		Other Securities	196,000	0.3
			5,027,712	6.3

		Indonesia: 1.7%
550,000		Indosat Palapa Co. BV, 7.375%, 07/29/20	629,750	0.8
650,000		Other Securities	718,749	0.9
			1,348,499	1.7

		Israel: 1.7%
775,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	844,011	1.0
400,000		Other Securities	530,871	0.7
			1,374,882	1.7

		Kazakhstan: 1.2%
900,000		Zhaikmunai LLP, 10.500%, 10/19/15	961,920	1.2

		Mexico: 10.3%
900,000		America Movil S.A.B de CV, 5.000%, 03/30/20	1,058,422	1.3
1,500,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	1,642,500	2.1
1,027,000		Cemex Finance LLC, 9.500%, 12/14/16	1,065,512	1.3
250,000	#	Cemex SAB de CV, 9.000%, 01/11/18	251,250	0.3
900,000		Grupo Elektra SA de CV, 7.250%, 08/06/18	904,500	1.2
400,000		Grupo Elektra SA de CV, 7.250%, 08/06/18	402,000	0.5
800,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	814,000	1.0
700,000		NII Capital Corp., 7.625%, 04/01/21	560,000	0.7
1,400,000		Other Securities	1,533,041	1.9
			8,231,225	10.3

		Peru: 3.6%
1,150,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	1,247,750	1.6
625,000		Southern Copper Corp., 6.750%, 04/16/40	725,902	0.9
700,000		Southern Copper Corp., 7.500%, 07/27/35	871,001	1.1
			2,844,653	3.6

		Qatar: 2.7%
501,000		Qtel International Finance Ltd., 3.375%, 10/14/16	525,549	0.7
517,000		Qtel International Finance Ltd., 4.750%, 02/16/21	574,646	0.7
898,000		Other Securities	1,027,145	1.3
			2,127,340	2.7

		Russia: 7.5%
500,000		Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.875%, 09/25/17	541,375	0.7
300,000	#	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.500%, 09/26/19	303,831	0.4
750,000		Evraz Group SA, 6.750%, 04/27/18	746,250	0.9
100,000	#	Gaz Capital for Gazprom, 9.250%, 04/23/19	130,750	0.2
275,000	#	Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	275,000	0.3
205,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	228,329	0.3
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	456,076	0.6
500,000	#	Sberbank of Russia Via SB Capital SA, 4.950%, 02/07/17	527,500	0.7
550,000		TMK OAO Via TMK Capital SA, 7.750%, 01/27/18	563,750	0.7
1,975,000		Other Securities	2,202,282	2.7
			5,975,143	7.5
		South Africa: 1.0%
800,000		Other Securities	815,895	1.0

		South Korea: 5.2%
400,000	#	Hyundai Capital America, 4.000%, 06/08/17	431,995	0.5
800,000	#	Korea East-West Power Co. Ltd., 2.500%, 07/16/17	816,962	1.0
720,000	#	Korea Gas Corp., 6.250%, 01/20/42	980,906	1.2
800,000		POSCO, 5.250%, 04/14/21	914,581	1.2
400,000		Shinhan Bank, 4.375%, 07/27/17	440,698	0.6
565,000		Shinhan Bank, 5.663%, 03/02/35	584,290	0.7
			4,169,432	5.2

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Sweden: 0.6%
500,000	#	PKO Finance AB, 4.630%, 09/26/22	$502,750	0.6

		Thailand: 0.9%
650,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	754,567	0.9

		Turkey: 1.6%
500,000	#	Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	506,250	0.6
400,000	#	Turkiye Halk Bankasi AS, 4.875%, 07/19/17	410,520	0.5
350,000		Other Securities	389,375	0.5
			1,306,145	1.6

		Ukraine: 2.6%
700,000		Ferrexpo Finance PLC, 7.875%, 04/07/16	665,000	0.8
600,000		Metinvest BV, 8.750%, 02/14/18	574,500	0.7
500,000		Metinvest BV, 8.750%, 02/14/18	478,750	0.6
350,000		Other Securities	351,750	0.5
			2,070,000	2.6

		United Arab Emirates: 4.9%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	232,250	0.3
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	888,356	1.1
510,000		DP World Sukuk Ltd., 6.250%, 07/02/17	557,685	0.7
350,000		DP World Sukuk Ltd., 6.250%, 07/02/17	383,425	0.5
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	924,882	1.2
550,000		DP World Ltd., 6.850%, 07/02/37	595,375	0.7
287,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	322,875	0.4
			3,904,848	4.9

		United Kingdom: 1.5%
850,000		Afren PLC, 10.250%, 04/08/19	971,125	1.2
225,000		Other Securities	223,312	0.3
			1,194,437	1.5

		Total Corporate Bonds/Notes
		(Cost $68,856,347)	69,481,758	86.9

SHORT-TERM INVESTMENTS: 25.6%
		U.S. Treasury Bills: 21.3%
17,000,000		United States Treasury Bill, 0.090%, 12/27/12
		(Cost $16,996,405)	$16,996,311	21.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.3%
3,478,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $3,478,000)	3,478,000	4.3

	Total Short-Term Investments
	(Cost $20,474,405)	20,474,311	25.6

	Total Investments in Securities (Cost $89,330,752)	$89,956,069	112.5
	Liabilities in Excess of Other Assets	(9,972,181)	(12.5)
	Net Assets	$79,983,888	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $89,337,675.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$809,937
Gross Unrealized Depreciation	(191,543)
Net Unrealized Appreciation	$618,394

Sector Diversification	Percentage of Net Assets
Financials	25.5%
Energy	16.4
Materials	13.4
Industrials	9.4
Utilities	8.8
Telecommunication Services	7.8
Consumer Discretionary	3.1
Consumer Staples	1.8
Health Care	0.7
Short-Term Investments	4.3
U.S. Treasury Bills	21.3
Liabilities in Excess of Other Assets	(12.5)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$69,481,758	$—	$69,481,758
Short-Term Investments	3,478,000	16,996,311	—	20,474,311
Total Investments, at fair value	$3,478,000	$86,478,069	$—	$89,956,069
Other Financial Instruments+
Futures	175,329	—	—	175,329
Total Assets	$3,653,329	$86,478,069	$—	$90,131,398
Liabilities Table
Other Financial Instruments+
Futures	$(229,120)	$—	$—	$(229,120)
Total Liabilities	$(229,120)	$—	$—	$(229,120)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Emerging Markets Corporate Debt Fund Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	250	12/31/12	$31,158,202	$125,476
U.S. Treasury Long Bond	24	12/19/12	3,585,000	(2,310)
U.S. Treasury Ultra Long Bond	9	12/19/12	1,486,969	49,853
			$36,230,171	$173,019
Short Contracts
U.S. Treasury 10-Year Note	(151)	12/19/12	(20,156,141)	(222,160)
U.S. Treasury 2-Year Note	(41)	12/31/12	(9,041,782)	(4,650)
			$(29,197,923)	$(226,810)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$175,329
Total Asset Derivatives		$175,329

Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$229,120
Total Liability Derivatives		$229,120

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Fund’s Statement of Operations for the six months ended September 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(35,992)
Total	$(35,992)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(53,791)
Total	$(53,791)

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Geographic Diversification as of September 30, 2012 (as a percentage of net assets)
Russia	8.7%
Philippines	7.3%
Venezuela	6.6%
Argentina	6.5%
Brazil	5.4%
Turkey	5.1%
Colombia	4.6%
Mexico	4.4%
Countries between 0.5%–4.3%ˆ	49.2%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%
* Includes short-term investments.
ˆ Includes 31 countries, which each represents 0.5%–4.3% of net assets.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 27.7%
		Chile: 2.7%
1,500,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	$1,492,896	0.9
700,000		Empresa Nacional del Petroleo, 4.750%, 12/06/21	752,668	0.4
2,050,000		Empresa Nacional del Petroleo, 5.250%, 08/10/20	2,251,019	1.4
			4,496,583	2.7

		China: 1.0%
500,000		CNPC General Capital Ltd., 3.950%, 04/19/22	534,492	0.3
1,000,000		Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/42	1,130,185	0.7
			1,664,677	1.0

		Georgia: 0.4%
675,000	#	Georgian Railway JSC, 7.750%, 07/11/22	749,250	0.4

		Indonesia: 3.0%
4,500,000		Pertamina Persero PT, 6.000%, 05/03/42	4,893,750	3.0

		Kazakhstan: 1.3%
1,720,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	2,091,950	1.3

		Mexico: 4.4%
824,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	924,940	0.6
3,300,000		Pemex Project Funding Master Trust, 6.625%, 06/15/35	4,158,000	2.5
593,000		Petroleos Mexicanos, 6.500%, 06/02/41	742,139	0.4
1,334,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,470,735	0.9
			7,295,814	4.4

		Russia: 5.7%
4,950,000		Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	5,260,414	3.2
3,300,000	#	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	3,506,943	2.1
600,000		SCF Capital Ltd., 5.375%, 10/27/17	606,780	0.4
			9,374,137	5.7

		South Africa: 3.1%
5,021,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	5,116,399	3.1

		Trinidad And Tobago: 1.4%
2,208,333		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	2,379,479	1.4

		Venezuela: 4.7%
4,400,000		Petroleos de Venezuela SA, 8.500%, 11/02/17	3,993,000	2.4
4,553,300		Petroleos De Venezuela SA, 9.750%, 05/17/35	3,813,389	2.3
			7,806,389	4.7

		Total Corporate Bonds/Notes
		(Cost $45,599,124)	45,868,428	27.7

FOREIGN GOVERNMENT BONDS: 70.1%
		Angola: 1.2%
1,800,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	1,984,500	1.2

		Argentina: 6.5%
4,248,341		Argentina Government International Bond, 2.500%, 12/31/38	1,576,134	0.9
9,562,599		Argentina Government International Bond, 8.280%, 12/31/33	7,554,454	4.6
1,200,000		Provincia de Buenos Aires/Argentina, 10.875%–11.750%, 10/05/15–01/26/21	1,001,000	0.6
750,000		Provincia de Cordoba, 12.375%, 08/17/17	641,250	0.4
			10,772,838	6.5

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Aruba: 0.6%
1,050,000	#	Aruba Government Bond, 4.625%, 09/14/23	$1,061,550	0.6

		Belarus: 0.5%
880,000		Republic of Belarus, 8.950%, 01/26/18	867,680	0.5

		Brazil: 5.4%
9,000,000		Brazilian Government International Bond, 2.625%, 01/05/23	9,013,500	5.4

		Bulgaria: 0.5%
660,000		Bulgaria Government Bond, 8.250%, 01/15/15	758,175	0.5

		Colombia: 4.6%
2,998,000		Colombia Government International Bond, 6.125%, 01/18/41	4,077,280	2.5
2,300,000		Colombia Government International Bond, 7.375%, 09/18/37	3,547,750	2.1
			7,625,030	4.6

		Croatia: 1.9%
2,838,000		Croatia Government International Bond, 6.375%, 03/24/21	3,161,958	1.9

		Egypt: 0.5%
850,000		Egypt Government International Bond, 5.750%–6.875%, 04/29/20–04/30/40	851,687	0.5

		El Salvador: 1.5%
2,167,000		El Salvador Government International Bond, 7.650%, 06/15/35	2,432,458	1.5

		Ghana: 0.6%
881,000		Republic of Ghana, 8.500%, 10/04/17	1,039,580	0.6

		Hungary: 1.9%
2,902,000		Hungary Government International Bond, 6.375%, 03/29/21	3,174,208	1.9

		Indonesia: 0.9%
1,450,000		Indonesia Government International Bond, 3.750%, 04/25/22	1,537,000	0.9

		Iraq: 0.8%
1,350,000		Republic of Iraq, 5.800%, 01/15/28	1,248,750	0.8

		Ivory Coast: 1.2%
2,250,000		Ivory Coast Government International Bond, 3.750%, 12/31/32	1,951,875	1.2

		Latvia: 0.5%
750,000		Republic of Latvia, 5.250%, 06/16/21	846,562	0.5

		Lebanon: 2.0%
3,220,000		Lebanon Government International Bond, 6.100%, 10/04/22	3,268,300	2.0

		Lithuania: 3.0%
2,100,000		Lithuania Government International Bond, 6.625%, 02/01/22	2,611,875	1.6
1,871,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	2,093,181	1.3
200,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	248,750	0.1
			4,953,806	3.0

		Panama: 2.4%
582,000		Panama Government International Bond, 5.200%, 01/30/20	702,183	0.4
2,342,000		Panama Government International Bond, 6.700%, 01/26/36	3,302,220	2.0
			4,004,403	2.4

		Peru: 2.5%
3,099,000		Peruvian Government International Bond, 5.625%, 11/18/50	4,051,942	2.5

		Philippines: 7.3%
10,776,000		Philippine Government International Bond, 4.000%, 01/15/21	12,069,120	7.3

		Poland: 2.7%
752,000		Poland Government International Bond, 5.000%, 03/23/22	874,200	0.5
3,600,000		Poland Government International Bond, 3.000%, 03/17/23	3,546,720	2.2
			4,420,920	2.7

		Republic Of Serbia: 0.9%
1,325,000		Republic of Serbia, 7.250%, 09/28/21	1,411,125	0.9

		Romania: 1.0%
1,500,000		Romanian Government International Bond, 6.750%, 02/07/22	1,693,125	1.0

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Russia: 3.0%
3,797,500		Russian Foreign Bond — Eurobond, 7.500%, 03/31/30	$4,801,939	2.9
200,000		Other Securities	240,520	0.1
			5,042,459	3.0

		Sri Lanka: 1.7%
875,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	947,187	0.6
1,750,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	1,894,375	1.1
			2,841,562	1.7

		Turkey: 5.1%
500,000		Turkey Government International Bond, 6.000%, 01/14/41	578,750	0.3
3,535,000		Turkey Government International Bond, 7.500%, 11/07/19	4,450,565	2.7
2,400,000		Turkey Government International Bond, 8.000%, 02/14/34	3,390,000	2.1
			8,419,315	5.1

		Ukraine: 4.3%
6,750,000		Ukraine Government International Bond, 9.250%, 07/24/17	7,124,355	4.3

		Uruguay: 1.8%
1,185,000		Uruguay Government International Bond, 7.625%, 03/21/36	1,857,488	1.1
712,288	&	Uruguay Government International Bond, 7.875%, 01/15/33	1,118,292	0.7
			2,975,780	1.8

		Venezuela: 1.9%
1,000,000		Venezuela Government International Bond, 11.750%, 10/21/26	1,010,000	0.6
2,025,000		Venezuela Government International Bond, 11.950%, 08/05/31	2,070,563	1.3
			3,080,563	1.9

		Vietnam: 0.6%
900,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,003,500	0.6

		Zambia: 0.8%
1,300,000	#	Zambia Government International Bond, 5.375%, 09/20/22	1,313,000	0.8
		Total Foreign Government Bonds
		(Cost $114,677,831)	116,000,626	70.1
		Total Long-Term Investments
		(Cost $160,276,955)	$161,869,054	97.8

SHORT-TERM INVESTMENTS: 40.2%
		U.S. Treasury Bills: 35.7%
59,000,000		United States Treasury Bill, 0.090%, 12/27/12
		(Cost $58,987,095)	$58,987,197	35.7

Shares
	Mutual Funds: 4.5%
7,517,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $7,517,000)	7,517,000	4.5

	Total Short-Term Investments
	(Cost $66,504,095)	66,504,197	40.2

	Total Investments in Securities (Cost $226,781,050)	$228,373,251	138.0
	Liabilities in Excess of Other Assets	(62,897,708)	(38.0)
	Net Assets	$165,475,543	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind

Cost for federal income tax purposes is $226,821,074.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,860,637
Gross Unrealized Depreciation	(308,460)
Net Unrealized Appreciation	$1,552,177

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	70.1%
Energy	15.7
Financials	5.3
Industrials	5.2
Materials	0.9
Utilities	0.6
Short-Term Investments	4.5
U.S. Treasury Bills	35.7
Liabilities in Excess of Other Assets	(38.0)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$45,868,428	$—	$45,868,428
Short-Term Investments	7,517,000	58,987,197	—	66,504,197
Foreign Government Bonds	—	116,000,626	—	116,000,626
Total Investments, at fair value	$7,517,000	$220,856,251	$—	$228,373,251
Other Financial Instruments+
Futures	43,211	—	—	43,211
Total Assets	$7,560,211	$220,856,251	$—	$228,416,462
Liabilities Table
Other Financial Instruments+
Futures	$(102,748)	$—	$—	$(102,748)
Total Liabilities	$(102,748)	$—	$—	$(102,748)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Emerging Markets Hard Currency Debt Fund Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	16	12/31/12	$3,528,500	$1,398
U.S. Treasury 5-Year Note	106	12/31/12	13,211,078	41,813
U.S. Treasury Long Bond	8	12/19/12	1,195,000	(1,544)
			$17,934,578	$41,667
Short Contracts
U.S. Treasury 10-Year Note	(61)	12/19/12	(8,142,547)	(49,239)
U.S. Treasury Ultra Long Bond	(61)	12/19/12	(10,078,344)	(51,965)
			$(18,220,891)	$(101,204)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$43,211
Total Asset Derivatives		$43,211

Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$102,748
Total Liability Derivatives		$102,748

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Fund’s Statement of Operations for the six months ended September 30, 2012 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$ 70,130
Total	$ 70,130

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(59,537)
Total	$(59,537)

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Geographic Diversification as of September 30, 2012 (as a percentage of net assets)
Poland	10.2%
Mexico	9.9%
Indonesia	9.5%
South Africa	7.9%
Turkey	7.6%
Malaysia	4.9%
Russia	4.8%
Hungary	4.7%
Countries between 0.6%–4.5%ˆ	20.5%
Assets in Excess of Other Liabilities*	20.0%
Net Assets	100.0%
* Includes short-term investments.
ˆ Includes 6 countries, which each represents 0.6%–4.5% of net assets.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 12.4%
		Brazil: 0.6%
BRL 1,631,000		Banco Votorantim SA, 6.250%, 05/16/16	$929,403	0.6

		Colombia: 2.3%
3,625,000	#	Citigroup Funding, Inc. CLN Colombia, 7.500%, 08/27/26	3,326,405	2.3

		Indonesia: 9.5%
IDR 56,500,000,000	#	Deutsche Bank AG/London CLN Indonesia, 8.250%, 06/17/32	6,934,799	4.8
IDR 64,500,000,000	#	JPMorgan Chase Bank NA CLN Indonesia, 6.250%, 04/17/17	6,922,461	4.7
			13,857,260	9.5

		Total Corporate Bonds/Notes
		(Cost $18,786,151)	18,113,068	12.4

FOREIGN GOVERNMENT BONDS: 67.6%
		Czech Republic: 4.5%
CZK 126,000,000		Czech Republic Government Bond, 2.800%, 09/16/13	6,594,851	4.5

		Hungary: 4.7%
HUF 160,000,000		Hungary Government Bond, 6.500%, 06/24/19	705,792	0.5
HUF 1,383,000,000		Hungary Government Bond, 7.000%, 06/24/22	6,143,276	4.2
			6,849,068	4.7

		Malaysia: 4.9%
MYR 20,300,000		Malaysia Government Bond, 4.392%, 04/15/26	7,126,353	4.9

		Mexico: 9.9%
MXN 109,500,000		Mexican Bonos, 8.000%, 12/17/15	9,300,186	6.3
MXN 53,500,000		Mexican Bonos, 8.500%, 11/18/38	5,215,013	3.6
			14,515,199	9.9

		Peru: 4.5%
PEN 3,920,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	1,872,847	1.3
PEN 3,300,000	#	Peruvian Government International Bond, 8.200%, 08/12/26	1,716,572	1.2
PEN 6,200,000	#	Peruvian Government International Bond, 8.600%, 08/12/17	2,931,365	2.0
			6,520,784	4.5

		Poland: 10.2%
PLN 40,000,000		Poland Government Bond, 5.000%, 04/25/16	12,860,331	8.8
PLN 6,000,000		Poland Government International Bond, 5.750%, 09/23/22	2,030,791	1.4
			14,891,122	10.2

		Russia: 4.8%
RUB 215,448,000		Russian Federal Bond — OFZ, 8.150%, 02/03/27	7,014,923	4.8

		Singapore: 4.1%
SGD 7,300,000		Singapore Government Bond, 1.625%, 04/01/13	5,987,767	4.1

		South Africa: 7.9%
ZAR 85,000,000		South Africa Government Bond, 6.250%, 03/31/36	8,229,354	5.6
ZAR 22,000,000		South Africa Government Bond, 10.500%, 12/21/26	3,346,493	2.3
			11,575,847	7.9

		Thailand: 4.5%
THB 200,000,000		Thailand Government Bond, 3.650%, 12/17/21	6,549,545	4.5

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
	Turkey: 7.6%
TRY 19,000,000	Turkey Government Bond, 9.000%, 03/08/17	$11,126,721	7.6

	Total Foreign Government Bonds
	(Cost $98,410,736)	98,752,180	67.6

	Total Long-Term Investments
	(Cost $117,196,887)	116,865,248	80.0

SHORT-TERM INVESTMENTS: 21.9%
	U.S. Treasury Bills: 17.8%
26,000,000	United States Treasury Bill, 0.090%, 12/27/12
	(Cost $25,993,402)	25,994,358	17.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
5,972,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $5,972,000)	5,972,000	4.1

	Total Short-Term Investments
	(Cost $31,965,402)	31,966,358	21.9

	Total Investments in Securities (Cost $149,162,289)	$148,831,606	101.9
	Liabilities in Excess of Other Assets	(2,841,824)	(1.9)
	Net Assets	$145,989,782	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
BRL	Brazilian Real
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$907,348
Gross Unrealized Depreciation	(1,238,031)
Net Unrealized Depreciation	$(330,683)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	67.6%
Financials	12.4
Short-Term Investments	4.1
U.S. Treasury Bills	17.8
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$18,113,068	$—	$18,113,068
Short-Term Investments	5,972,000	25,994,358	—	31,966,358
Foreign Government Bonds	—	98,752,180	—	98,752,180
Total Investments, at fair value	$5,972,000	$142,859,606	$—	$148,831,606
Other Financial Instruments+
Swaps	—	11,923	—	11,923
Forward Foreign Currency Contracts	—	963,700	—	963,700
Total Assets	$5,972,000	$143,835,229	$—	$149,807,229

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(469,316)	$—	$(469,316)
Total Liabilities	$—	$(469,316)	$—	$(469,316)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING Emerging Markets Local Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Malaysian Ringgit	2,062,990	Buy	11/09/12	$671,000	$672,898	$1,898
Barclays Bank PLC	Turkish Lira	855,000	Buy	11/09/12	473,096	473,042	(54)
Barclays Bank PLC	Brazilian Real	1,563,890	Buy	11/09/12	765,000	767,272	2,272
Barclays Bank PLC	Hungarian Forint	313,025,129	Buy	11/09/12	1,411,000	1,402,574	(8,426)
Barclays Bank PLC	Brazilian Real	33,483,135	Buy	11/09/12	16,399,635	16,427,427	27,792
Barclays Bank PLC	Russian Ruble	8,888,000	Buy	11/09/12	275,000	283,024	8,024
Barclays Bank PLC	Colombian Peso	4,852,642,500	Buy	11/09/12	2,682,500	2,680,469	(2,031)
Barclays Bank PLC	Philippine Peso	32,342,364	Buy	11/09/12	772,263	774,646	2,383
Barclays Bank PLC	Russian Ruble	223,346,400	Buy	11/09/12	6,960,000	7,112,110	152,110
Barclays Bank PLC	Thai Baht	329,351,985	Buy	11/09/12	10,411,000	10,668,204	257,204
Barclays Bank PLC	Chinese Yuan	9,267,264	Buy	08/09/13	1,440,000	1,442,444	2,444
Citigroup, Inc.	Mexican Peso	3,360,462	Buy	11/09/12	261,000	259,955	(1,045)
Citigroup, Inc.	Russian Ruble	32,200,000	Buy	11/09/12	1,000,000	1,025,358	25,358
Deutsche Bank AG	Indonesian Rupiah	3,489,519,000	Buy	11/09/12	363,000	362,662	(338)
Deutsche Bank AG	Thai Baht	4,988,736	Buy	11/09/12	160,000	161,593	1,593
Deutsche Bank AG	Polish Zloty	572,560	Buy	11/09/12	173,000	177,829	4,829
Deutsche Bank AG	Turkish Lira	340,129	Buy	11/09/12	187,000	188,182	1,182
Deutsche Bank AG	Chilean Peso	701,524,500	Buy	11/09/12	1,443,021	1,469,116	26,095
Deutsche Bank AG	South African Rand	2,250,172	Buy	11/09/12	275,000	268,826	(6,174)
Deutsche Bank AG	Chilean Peso	140,495,464	Buy	11/09/12	290,190	294,222	4,032
Deutsche Bank AG	Hungarian Forint	411,831,013	Buy	11/09/12	1,827,000	1,845,295	18,295
Deutsche Bank AG	Mexican Peso	19,140,851	Buy	11/09/12	1,450,000	1,480,679	30,679
Deutsche Bank AG	Malaysian Ringgit	45,211,000	Buy	11/09/12	14,500,000	14,746,740	246,740
Deutsche Bank AG	Turkish Lira	5,228,230	Buy	11/09/12	2,900,000	2,892,601	(7,399)
Deutsche Bank AG	South African Rand	47,844,751	Buy	11/09/12	5,800,000	5,715,980	(84,020)
UBS Warburg LLC	South African Rand	6,079,610	Buy	11/09/12	732,000	726,327	(5,673)
UBS Warburg LLC	Turkish Lira	575,151	Buy	11/09/12	319,000	318,211	(789)
UBS Warburg LLC	Hungarian Forint	111,108,230	Buy	11/29/12	502,899	496,675	(6,224)
UBS Warburg LLC	Mexican Peso	2,670,572	Buy	11/09/12	201,000	206,587	5,587
UBS Warburg LLC	South African Rand	1,690,229	Buy	11/09/12	201,000	201,931	931
							$697,275

The Bank of New York Mellon	Malaysian Ringgit	21,970,800	Sell	11/09/12	$7,051,868	$7,166,346	$(114,478)
The Bank of New York Mellon	Thai Baht	207,716,818	Sell	11/09/12	6,563,970	6,728,259	(164,289)
Barclays Bank PLC	Singapore Dollar	7,351,994	Sell	11/09/12	5,991,566	5,990,542	1,024
Barclays Bank PLC	Malaysian Ringgit	2,113,714	Sell	11/09/12	692,000	689,443	2,557
Barclays Bank PLC	Brazilian Real	1,262,385	Sell	11/09/12	623,000	619,349	3,651
Barclays Bank PLC	Polish Zloty	584,506	Sell	11/09/12	188,000	181,539	6,461
Barclays Bank PLC	Peruvian Nuevo Sol	489,552	Sell	11/09/12	188,000	187,904	96
Barclays Bank PLC	South African Rand	4,568,673	Sell	11/09/12	550,000	545,816	4,184
Barclays Bank PLC	Brazilian Real	326,672	Sell	11/09/12	160,000	160,271	(271)
Citigroup, Inc.	Polish Zloty	882,372	Sell	11/09/12	268,000	274,053	(6,053)

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Czech Koruna	72,751,333	Sell	11/09/12	$3,751,032	$3,718,795	$32,237
Deutsche Bank AG	Czech Koruna	56,384,167	Sell	11/09/12	2,906,378	2,882,163	24,215
Deutsche Bank AG	Colombian Peso	2,540,641,320	Sell	11/09/12	1,398,000	1,403,382	(5,382)
Deutsche Bank AG	Mexican Peso	2,229,952	Sell	11/09/12	174,000	172,502	1,498
Deutsche Bank AG	Russian Ruble	5,787,580	Sell	11/09/12	188,000	184,296	3,704
Deutsche Bank AG	Russian Ruble	44,215,830	Sell	11/09/12	1,392,844	1,407,983	(15,139)
Deutsche Bank AG	Czech Koruna	27,689,523	Sell	11/09/12	1,455,000	1,415,392	39,608
Deutsche Bank AG	Indonesian Rupiah	1,523,120,000	Sell	11/09/12	158,000	158,296	(296)
Deutsche Bank AG	Malaysian Ringgit	995,253	Sell	11/09/12	317,000	324,628	(7,628)
Deutsche Bank AG	Mexican Peso	4,845,896	Sell	11/09/12	367,000	374,864	(7,864)
Deutsche Bank AG	Thai Baht	6,217,576	Sell	11/09/12	197,000	201,397	(4,397)
Deutsche Bank AG	Turkish Lira	1,025,239	Sell	11/09/12	565,000	567,230	(2,230)
Deutsche Bank AG	Chilean Peso	701,524,500	Sell	11/09/12	1,450,000	1,469,116	(19,116)
UBS Warburg LLC	South African Rand	6,026,152	Sell	11/09/12	732,000	719,940	12,060
UBS Warburg LLC	South African Rand	1,458,767	Sell	11/09/12	176,000	174,278	1,722
UBS Warburg LLC	South African Rand	4,946,037	Sell	11/09/12	601,000	590,900	10,100
UBS Warburg LLC	South African Rand	1,882,201	Sell	11/09/12	226,000	224,865	1,135
							$(202,891)

ING Emerging Markets Local Currency Debt Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2012:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 8.850% Counterparty: Deutsche Bank AG	01/02/17	BRL 26,700,000	$7,264	$—	$7,264

Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 2.760% Counterparty: Deutsche Bank AG	09/12/17	KRW 3,500,000,000	4,659	—	4,659
			$11,923	$—	$11,923

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$963,700
Interest rate contracts	Unrealized appreciation on OTC swap agreements	11,923
Total Asset Derivatives		$975,623

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$469,316
Total Liability Derivatives		$469,316

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Fund’s Statement of Operations for the six months ended September 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Swaps	Total
Foreign exchange contracts	$128,706	$—	$128,706
Interest rate contracts	—	621	621
Total	$128,706	$621	$129,327

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Swaps	Total
Foreign exchange contracts	$494,384	$—	$494,384
Interest rate contracts	—	11,923	11,923
Total	$494,384	$11,923	$506,307

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW ADVISORY OR SUB-ADVISORY CONTRACTS

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) mandates that, when ING Emerging Markets Corporate Debt Fund, ING Emerging Markets Hard Currency Debt Fund, and ING Emerging Markets Local Currency Debt Fund (each a “Fund,” and collectively, the “Funds”), each a series of ING Separate Portfolios Trust (the “Trust”), enters into a new advisory or sub-advisory agreement, the Board of Trustees (the “Board”) of the Funds, including a majority of Board members who have no direct or indirect interest in the advisory contract or sub-advisory contract, and who are not “interested persons” of the Funds, as such term is defined under the 1940 Act (the “Independent Trustees”), must determine whether to approve the new arrangements. Thus, at a meeting held on July 12, 2012, the Board, including a majority of the Independent Trustees, considered whether to approve the investment advisory contract (the “Advisory Contract”) between the Funds and ING Investments, LLC (the “Adviser”) and the sub-advisory contract between the Adviser and ING Investment Management Co. LLC (“ING IM”) (the “Sub-Advisory Contract”).

Overview of the Contract Approval Process

The type and format of the information provided to the Board or to legal counsel for the Independent Trustees in connection with the contract approval process has been codified in the ING Funds 15(c) Methodology Guide. This Guide was developed under the direction of the Independent Trustees and sets out a blueprint pursuant to which the Independent Trustees request certain information that they deem important to facilitate an informed review in connection with initial approvals of advisory contracts.

Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Trustees’ review of advisory arrangements (including the Funds’ Advisory and Sub-Advisory Contracts). Further, while the Board considered at the same meeting the advisory contracts and sub-advisory contracts for the Funds, the Trustees considered each Fund’s advisory and sub-advisory relationships separately.

Nature, Extent and Quality of Service

In determining whether to initially approve the Advisory and Sub-Advisory Contracts for the Funds, the Board received and evaluated such information as it deemed necessary for an informed determination of whether each agreement, and the proposed policies and procedures for the Funds, should be approved. The materials provided to the Board in support of the Funds’ advisory and sub-advisory contracts included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Funds that discusses, among other things: (a) the Adviser’s experience and expertise in the management of other funds within the ING Fund Complex, (b) the experience of the Adviser overseeing sub-advisers to other funds within the ING Fund Complex, and (c) the experience of ING IM in emerging markets debt research and its investment capabilities; (2) information about the Funds’ investment objectives and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Funds that compare each Fund’s fee rate structure to its comparable selected per group (“Selected Peer Group”) and Morningstar/Lipper category medians; (4) supporting documentation, including copies of the Advisory and Sub-Advisory Contracts for the Funds; and (5) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by the Adviser in the context of the Adviser’s oversight of other sub-advisers managing funds in the ING Fund Complex, and by ING IM at the July 11, 2012 International/Balanced/Fixed Income Funds Investment Review Committee (“I/B/F IRC”) meeting regarding the Funds.

The Board’s consideration of whether to approve the Advisory Contract with the Adviser on behalf of the Funds took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by the Adviser to the Funds under the Advisory Contract; (2) the Adviser’s experience as a manager-of-managers overseeing sub-advisers to other funds within the ING Fund Complex; (3) the Adviser’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Funds and taking into account the sub-advisory fees payable by the Adviser to ING IM; (5) the fairness of the Adviser’s compensation under an Advisory Contract with a level fee rate that does not include breakpoints; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Funds, including that: (a) the proposed net management fee rate for each Fund is below the median and average management fee rates of the funds in each Fund’s proposed Selected Peer Group, and (b) the proposed net expense ratio for each Fund is below the median and average expense ratios of the funds in each Fund’s Selected Peer Group; (7) the projected profitability of the Adviser when the sub-advisory fees payable by the Adviser to ING IM are

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

taken into account; (8) the personnel, operations, financial condition, and investment management capabilities and resources of the Adviser; (9) the Adviser’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the ING Fund Complex; (10) the information that had been provided by the Adviser at regular Board meetings with respect to its capabilities as a manager-of-managers in overseeing similar funds; and (11) “fall-out benefits” to the Adviser and its affiliates that were anticipated to arise from the Adviser’s management of the Funds.

In reviewing the proposed Sub-Advisory Contract with ING IM, the Board considered a number of factors, including, but not limited to, the following: (1) the Adviser’s view of the reputation of ING IM and its sub-advisory services; (2) ING IM’s strength and reputation in the industry; (3) the information that had been provided by ING IM in advance of the July 11, 2012 I/B/F IRC meeting at which ING IM presented with respect to ING IM’s sub-advisory services; (4) the nature and quality of the services to be provided by ING IM under the proposed Sub-Advisory Contract; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM; (6) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by ING IM as the Funds’ Sub-Adviser; (7) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with Federal securities laws, which had been reviewed and evaluated by the Trust’s Chief Compliance Officer; (8) the appropriateness of the selection of ING IM in light of the Funds’ investment objectives and prospective investor base; and (9) ING IM’s Code of Ethics, which was previously approved by the Board.

After its deliberation, the Board reached the following conclusions: (1) each Fund’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) each Fund’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by the Adviser to ING IM is reasonable in the context of all factors considered by the Board; and (4) the Adviser and ING IM maintain an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of its compliance programs. Based on these conclusions and other factors, the Board voted to approve the Advisory and Sub-Advisory Contracts for the Funds. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert
1775 I Street, N.W.
Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

SAR-UPVF (0912-111612)

Item 2.	Code of Ethics.

Not required for semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.	Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.	Schedule of Investments.

For the Portfolios that have a complete Schedule of Investments, the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ING EMERGING MARKETS CORPORATE	PORTFOLIO OF INVESTMENTS
DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 86.9%
		Bermuda: 2.4%
500,000		Alliance Oil Co. Ltd., 9.875%, 03/11/15	531,675	0.7
770,000	#	Digicel Group Ltd., 8.250%, 09/30/20	812,350	1.0
500,000		Rosy Unicorn Ltd., 6.500%, 02/09/17	551,285	0.7
			1,895,310	2.4

		Brazil: 13.3%
250,000	#	Banco Bradesco SA/Cayman Islands, 5.750%, 03/01/22	266,875	0.3
2,000,000	#	Banco BTG Pactual SA/Cayman Islands, 5.750%, 09/28/22	2,031,117	2.6
350,000		Banco Votorantim SA, 7.375%, 01/21/20	395,500	0.5
275,000		Centrais Eletricas Brasileiras SA, 5.750%, 10/27/21	307,313	0.4
300,000		Cosan Finance Ltd., 7.000%, 02/01/17	345,750	0.4
225,000		Embraer SA, 5.150%, 06/15/22	242,055	0.3
410,000		Fibria Overseas Finance Ltd., 6.750%, 03/03/21	441,775	0.6
201,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	213,562	0.3
662,000	#	Itau Unibanco Holding SA/Cayman Island, 6.200%, 12/21/21	723,235	0.9
100,000		JBS USA LLC/JBS USA Finance, Inc., 7.250%, 06/01/21	94,500	0.1
550,000		Minerva Luxembourg SA, 12.250%, 02/10/22	637,285	0.8
1,135,000	#	Odebrecht Finance Ltd., 7.500%, 09/29/49	1,211,612	1.5
300,000		Oi SA, 5.750%, 02/10/22	315,000	0.4
1,080,000		Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	1,132,428	1.4
250,000		Suzano Trading Ltd., 5.875%, 01/23/21	250,750	0.3
250,000		Telemar Norte Leste SA, 5.500%, 10/23/20	263,750	0.3
923,000		Vale Overseas Ltd., 4.625%, 09/15/20	988,951	1.2
650,000		Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	752,375	1.0
			10,613,833	13.3

		Chile: 2.2%
800,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	839,557	1.0

400,000		Colbun SA, 6.000%, 01/21/20	451,272	0.6
400,000		Inversiones CMPC SA, 6.125%, 11/05/19	461,070	0.6
			1,751,899	2.2

		China: 5.6%
750,000		Agile Property Holdings Ltd., 10.000%, 11/14/16	798,750	1.0
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	331,826	0.4
200,000		China Overseas Finance Cayman IV Ltd., 4.875%, 02/15/17	215,716	0.3
450,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	489,027	0.6
350,000		CNOOC Finance 2012 Ltd., 5.000%, 05/02/42	404,216	0.5
200,000		CNPC HK Overseas Capital Ltd., 4.500%, 04/28/21	220,784	0.3
400,000		COSL Finance BVI Ltd., 3.250%, 09/06/22	398,010	0.5
500,000		Country Garden Holdings Co. Ltd., 11.125%, 02/23/18	548,750	0.7
400,000		Longfor Properties Co. Ltd., 9.500%, 04/07/16	432,000	0.5
300,000	#	Mega Advance Investments Ltd., 6.375%, 05/12/41	385,072	0.5
250,000		Yancoal International Resources Development Co. Ltd., 5.730%, 05/16/22	260,512	0.3
			4,484,663	5.6

		Colombia: 5.8%
250,000		Bancolombia SA, 5.125%, 09/11/22	253,750	0.3
750,000		Bancolombia SA, 5.950%, 06/03/21	847,500	1.1
800,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	814,000	1.0
681,000		Ecopetrol SA, 7.625%, 07/23/19	875,085	1.1
763,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	843,115	1.0
300,000	#	Grupo Aval Ltd., 4.750%, 09/26/22	296,250	0.4
600,000		Pacific Rubiales Energy Corp., 7.250%, 12/12/21	708,000	0.9
			4,637,700	5.8

		Czech Republic: 0.5%
400,000		CEZ AS, 4.250%, 04/03/22	427,912	0.5

		Hong Kong: 3.8%
1,300,000		Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1,458,720	1.8

See Accompanying Notes to Financial Statements

1

ING EMERGING MARKETS CORPORATE	PORTFOLIO OF INVESTMENTS
DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	274,723	0.3
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 11/07/49	465,750	0.6
500,000		Noble Group Ltd., 6.750%, 01/29/20	532,500	0.7
300,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	329,300	0.4
			3,060,993	3.8

		India: 6.3%
800,000		Axis Bank Ltd./Dubai, 5.125%, 09/05/17	832,541	1.1
1,100,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	1,147,397	1.4
550,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	587,063	0.7
1,450,000	#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	1,547,713	1.9
700,000	#	State Bank of India/London, 4.125%, 08/01/17	716,998	0.9
200,000		Vedanta Resources PLC, 8.250%, 06/07/21	196,000	0.3
			5,027,712	6.3

		Indonesia: 1.7%
250,000		Adaro Indonesia PT, 7.625%, 10/22/19	277,500	0.3
550,000		Indosat Palapa Co. BV, 7.375%, 07/29/20	629,750	0.8
400,000		Listrindo Capital BV, 6.950%, 02/21/19	441,249	0.6
			1,348,499	1.7

		Israel: 1.7%
775,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	844,011	1.0
400,000		Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	530,871	0.7
			1,374,882	1.7

		Kazakhstan: 1.2%
900,000		Zhaikmunai LLP, 10.500%, 10/19/15	961,920	1.2

		Mexico: 10.3%
900,000		America Movil S.A.B de CV, 5.000%, 03/30/20	1,058,422	1.3
1,500,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	1,642,500	2.1
1,027,000		Cemex Finance LLC, 9.500%, 12/14/16	1,065,512	1.3
250,000		Cemex SAB de CV, 9.000%, 01/11/18	251,250	0.3
250,000	#	Cemex SAB de CV, 9.000%, 01/11/18	251,250	0.3
350,000		Grupo Bimbo SAB de CV, 4.500%, 01/25/22	378,929	0.5
400,000		Grupo Elektra SA de CV, 7.250%, 08/06/18	402,000	0.5
900,000		Grupo Elektra SA de CV, 7.250%, 08/06/18	904,500	1.1

400,000		Grupo Televisa SAB, 6.625%, 03/18/25	525,362	0.7
800,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	814,000	1.0
700,000		NII Capital Corp., 7.625%, 04/01/21	560,000	0.7
200,000		Servicios Corporativos Javer SAPI de CV, 9.875%, 04/06/21	199,500	0.3
200,000		Urbi Desarrollos Urbanos SAB de CV, 9.500%, 01/21/20	178,000	0.2
			8,231,225	10.3

		Peru: 3.6%
1,150,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	1,247,750	1.6
625,000		Southern Copper Corp., 6.750%, 04/16/40	725,902	0.9
700,000		Southern Copper Corp., 7.500%, 07/27/35	871,001	1.1
			2,844,653	3.6

		Qatar: 2.7%
498,000		QNB Finance Ltd., 3.375%, 02/22/17	524,145	0.7
501,000		Qtel International Finance Ltd., 3.375%, 10/14/16	525,549	0.7
517,000		Qtel International Finance Ltd., 4.750%, 02/16/21	574,646	0.7
400,000		Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.750%, 09/30/19	503,000	0.6
			2,127,340	2.7

		Russia: 7.5%
300,000	#	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.500%, 09/26/19	303,831	0.4
500,000		Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.875%, 09/25/17	541,375	0.7
350,000		ALROSA Finance SA, 7.750%, 11/03/20	398,125	0.5
750,000		Evraz Group SA, 6.750%, 04/27/18	746,250	0.9
100,000	#	Gaz Capital for Gazprom, 9.250%, 04/23/19	130,750	0.2
275,000	#	Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	275,000	0.3
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	456,076	0.6
205,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	228,329	0.3
50,000		Lukoil International Finance BV, 6.125%, 11/09/20	56,700	0.1
200,000		Lukoil International Finance BV, 6.125%, 11/09/20	226,800	0.3

See Accompanying Notes to Financial Statements

2

ING EMERGING MARKETS CORPORATE	PORTFOLIO OF INVESTMENTS
DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

300,000		MTS International Funding Ltd., 8.625%, 06/22/20	366,360	0.4
500,000	#	Sberbank of Russia Via SB Capital SA, 4.950%, 02/07/17	527,500	0.6
550,000		TMK OAO Via TMK Capital SA, 7.750%, 01/27/18	563,750	0.7
250,000		TNK-BP Finance SA, 7.500%, 07/18/16	290,125	0.4
400,000		VimpelCom Holdings BV, 6.255%, 03/01/17	413,672	0.5
425,000		VTB Bank OJSC Via VTB Capital SA, 6.315%, 02/22/18	450,500	0.6
			5,975,143	7.5

		South Africa: 1.0%
500,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	510,260	0.6
300,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	305,635	0.4
			815,895	1.0

		South Korea: 5.2%
400,000	#	Hyundai Capital America, 4.000%, 06/08/17	431,995	0.5
800,000	#	Korea East-West Power Co. Ltd., 2.500%, 07/16/17	816,962	1.0
720,000	#	Korea Gas Corp., 6.250%, 01/20/42	980,906	1.2
800,000		POSCO, 5.250%, 04/14/21	914,581	1.2
400,000		Shinhan Bank, 4.375%, 07/27/17	440,698	0.6
565,000		Shinhan Bank, 5.663%, 03/02/35	584,290	0.7
			4,169,432	5.2

		Sweden: 0.6%
500,000	#	PKO Finance AB, 4.630%, 09/26/22	502,750	0.6

		Thailand: 0.9%
650,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	754,567	0.9

		Turkey: 1.6%
350,000		Akbank TAS, 6.500%, 03/09/18	389,375	0.5
500,000	#	Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	506,250	0.6
400,000	#	Turkiye Halk Bankasi AS, 4.875%, 07/19/17	410,520	0.5
			1,306,145	1.6

		Ukraine: 2.6%
350,000		DTEK Finance BV, 9.500%, 04/28/15	351,750	0.5
700,000		Ferrexpo Finance PLC, 7.875%, 04/07/16	665,000	0.8
500,000		Metinvest BV, 8.750%, 02/14/18	478,750	0.6

600,000	Metinvest BV, 8.750%, 02/14/18	574,500	0.7
		2,070,000	2.6

		United Arab Emirates: 4.9%
200,000	Abu Dhabi National Energy Co., 5.875%, 12/13/21	232,250	0.3
765,000	# Abu Dhabi National Energy Co., 5.875%, 12/13/21	888,356	1.1
798,000	# Dolphin Energy Ltd., 5.500%, 12/15/21	924,882	1.2
550,000	DP World Ltd., 6.850%, 07/02/37	595,375	0.7
350,000	DP World Sukuk Ltd., 6.250%, 07/02/17	383,425	0.5
510,000	DP World Sukuk Ltd., 6.250%, 07/02/17	557,685	0.7
287,000	# IPIC GMTN Ltd., 5.500%, 03/01/22	322,875	0.4
		3,904,848	4.9

		United Kingdom: 1.5%
850,000	Afren PLC, 10.250%, 04/08/19	971,125	1.2
225,000	Vedanta Resources PLC, 6.750%, 06/07/16	223,312	0.3
		1,194,437	1.5

	Total Corporate Bonds/Notes (Cost $ 68,856,347)	69,481,758	86.9

SHORT-TERM INVESTMENTS: 25.6%
		U.S. Treasury Bills: 21.3%
17,000,000	United States Treasury Bill, 0.090%, 12/27/12 (Cost $ 16,996,405)	16,996,311	21.3

Shares		Value	Percentage of Net Assets
		Mutual Funds: 4.3%
3,478,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $ 3,478,000)	3,478,000	4.3

	Total Short-Term Investments (Cost $ 20,474,405)	20,474,311	25.6

	Total Investments in Securities (Cost $ 89,330,752)	$89,956,069	112.5
	Liabilities in Excess of Other Assets	(9,972,181)	(12.5)

	Net Assets	$79,983,888	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

3

ING EMERGING MARKETS CORPORATE	PORTFOLIO OF INVESTMENTS
DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $89,337,675.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$809,937
Gross Unrealized Depreciation	(191,543)

Net Unrealized Appreciation	$618,394

Sector Diversification	Percentage of Net Assets
Financials	25.6%
Energy	16.4
Materials	13.3
Industrials	9.4
Utilities	8.8
Telecommunication Services	7.8
Consumer Discretionary	3.1
Consumer Staples	1.8
Health Care	0.7
Short-Term Investments	4.3
U.S. Treasury Bills	21.3
Liabilities in Excess of Other Assets	(12.5)

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$69,481,758	$–	$69,481,758
Short-Term Investments	3,478,000	16,996,311	–	20,474,311

Total Investments, at fair value	$3,478,000	$86,478,069	$–	$89,956,069

Other Financial Instruments+
Futures	175,329	–	–	175,329

Total Assets	$3,653,329	$86,478,069	$–	$90,131,398

Liabilities Table
Other Financial Instruments+
Futures	$(229,120)	$–	$–	$(229,120)

Total Liabilities	$(229,120)	$–	$–	$(229,120)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Emerging Markets Corporate Debt Fund Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	250	12/31/12	$31,158,202	$125,476
U.S. Treasury Long Bond	24	12/19/12	3,585,000	(2,310)
U.S. Treasury Ultra Long Bond	9	12/19/12	1,486,969	49,853

			$36,230,171	$173,019

Short Contracts
U.S. Treasury 10-Year Note	(151)	12/19/12	(20,156,141)	(222,160)
U.S. Treasury 2-Year Note	(41)	12/31/12	(9,041,782)	(4,650)

			$(29,197,923)	$(226,810)

See Accompanying Notes to Financial Statements

4

ING EMERGING MARKETS CORPORATE	PORTFOLIO OF INVESTMENTS
DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Interest rate contracts	Net Assets - Unrealized appreciation*	$175,329

Total Asset Derivatives		$175,329

Liability Derivatives

Interest rate contracts	Net Assets - Unrealized depreciation*	$229,120

Total Liability Derivatives		$229,120

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the six months ended September 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Interest rate contracts	$(35,992)

Total	$(35,992)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Interest rate contracts	$(53,791)

Total	$(53,791)

See Accompanying Notes to Financial Statements

5

ING EMERGING MARKETS HARD	PORTFOLIO OF INVESTMENTS
CURRENCY DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.7%
		Chile: 2.7%
1,500,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,492,896	0.9
700,000		Empresa Nacional del Petroleo, 4.750%, 12/06/21	752,668	0.4
2,050,000		Empresa Nacional del Petroleo, 5.250%, 08/10/20	2,251,019	1.4
			4,496,583	2.7

		China: 1.0%
500,000		CNPC General Capital Ltd., 3.950%, 04/19/22	534,492	0.3
1,000,000		Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/42	1,130,185	0.7
			1,664,677	1.0

		Georgia: 0.4%
675,000	#	Georgian Railway JSC, 7.750%, 07/11/22	749,250	0.4

		Indonesia: 3.0%
4,500,000		Pertamina Persero PT, 6.000%, 05/03/42	4,893,750	3.0

		Kazakhstan: 1.3%
1,720,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	2,091,950	1.3

		Mexico: 4.4%
824,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	924,940	0.6
3,300,000		Pemex Project Funding Master Trust, 6.625%, 06/15/35	4,158,000	2.5
1,334,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,470,735	0.9
593,000		Petroleos Mexicanos, 6.500%, 06/02/41	742,139	0.4
			7,295,814	4.4

		Russia: 5.7%
4,950,000		Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	5,260,414	3.2
3,300,000	#	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	3,506,943	2.1
600,000		SCF Capital Ltd., 5.375%, 10/27/17	606,780	0.4
			9,374,137	5.7

		South Africa: 3.1%
5,021,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	5,116,399	3.1

		Trinidad And Tobago: 1.4%
2,208,333		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	2,379,479	1.4

		Venezuela: 4.7%
4,400,000		Petroleos de Venezuela SA, 8.500%, 11/02/17	3,993,000	2.4
4,553,300		Petroleos De Venezuela SA, 9.750%, 05/17/35	3,813,389	2.3
			7,806,389	4.7

	Total Corporate Bonds/Notes (Cost $ 45,599,124)		45,868,428	27.7

FOREIGN GOVERNMENT BONDS: 70.1%
		Angola: 1.2%
1,800,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	1,984,500	1.2

		Argentina: 6.5%
4,248,341		Argentina Government International Bond, 2.500%, 12/31/38	1,576,134	0.9
9,562,599		Argentina Government International Bond, 8.280%, 12/31/33	7,554,454	4.6
500,000		Provincia de Buenos Aires/Argentina, 10.875%, 01/26/21	367,500	0.2
700,000		Provincia de Buenos Aires/Argentina, 11.750%, 10/05/15	633,500	0.4
750,000		Provincia de Cordoba, 12.375%, 08/17/17	641,250	0.4
			10,772,838	6.5

		Aruba: 0.6%
1,050,000	#	Aruba Government Bond, 4.625%, 09/14/23	1,061,550	0.6

		Belarus: 0.5%
880,000		Republic of Belarus, 8.950%, 01/26/18	867,680	0.5

		Brazil: 5.4%
9,000,000		Brazilian Government International Bond, 2.625%, 01/05/23	9,013,500	5.4

		Bulgaria: 0.5%
660,000		Bulgaria Government Bond, 8.250%, 01/15/15	758,175	0.5

		Colombia: 4.6%
2,998,000		Colombia Government International Bond, 6.125%, 01/18/41	4,077,280	2.5

See Accompanying Notes to Financial Statements

6

ING EMERGING MARKETS HARD	PORTFOLIO OF INVESTMENTS
CURRENCY DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

2,300,000		Colombia Government International Bond, 7.375%, 09/18/37	3,547,750	2.1
			7,625,030	4.6

		Croatia: 1.9%
2,838,000		Croatia Government International Bond, 6.375%, 03/24/21	3,161,958	1.9

		Egypt: 0.5%
430,000		Egypt Government International Bond, 5.750%, 04/29/20	434,837	0.3
420,000		Egypt Government International Bond, 6.875%, 04/30/40	416,850	0.2
			851,687	0.5

		El Salvador: 1.5%
2,167,000		El Salvador Government International Bond, 7.650%, 06/15/35	2,432,458	1.5

		Ghana: 0.6%
881,000		Republic of Ghana, 8.500%, 10/04/17	1,039,580	0.6

		Hungary: 1.9%
2,902,000		Hungary Government International Bond, 6.375%, 03/29/21	3,174,208	1.9

		Indonesia: 0.9%
1,450,000		Indonesia Government International Bond, 3.750%, 04/25/22	1,537,000	0.9

		Iraq: 0.8%
1,350,000		Republic of Iraq, 5.800%, 01/15/28	1,248,750	0.8

		Ivory Coast: 1.2%
2,250,000		Ivory Coast Government International Bond, 3.750%, 12/31/32	1,951,875	1.2

		Latvia: 0.5%
750,000		Republic of Latvia, 5.250%, 06/16/21	846,562	0.5

		Lebanon: 2.0%
3,220,000		Lebanon Government International Bond, 6.100%, 10/04/22	3,268,300	2.0

		Lithuania: 3.0%
1,871,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	2,093,181	1.3
2,100,000		Lithuania Government International Bond, 6.625%, 02/01/22	2,611,875	1.6

200,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	248,750	0.1
			4,953,806	3.0

		Panama: 2.4%
582,000		Panama Government International Bond, 5.200%, 01/30/20	702,183	0.4
2,342,000		Panama Government International Bond, 6.700%, 01/26/36	3,302,220	2.0
			4,004,403	2.4

		Peru: 2.5%
3,099,000		Peruvian Government International Bond, 5.625%, 11/18/50	4,051,942	2.5

		Philippines: 7.3%
10,776,000		Philippine Government International Bond, 4.000%, 01/15/21	12,069,120	7.3

		Poland: 2.7%
3,600,000		Poland Government International Bond, 3.000%, 03/17/23	3,546,720	2.2
752,000		Poland Government International Bond, 5.000%, 03/23/22	874,200	0.5
			4,420,920	2.7

		Republic Of Serbia: 0.9%
1,325,000		Republic of Serbia, 7.250%, 09/28/21	1,411,125	0.9

		Romania: 1.0%
1,500,000		Romanian Government International Bond, 6.750%, 02/07/22	1,693,125	1.0

		Russia: 3.0%
3,797,500		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	4,801,939	2.9
200,000		Russia Government Bond, 5.625%, 04/04/42	240,520	0.1
			5,042,459	3.0

		Sri Lanka: 1.7%
875,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	947,187	0.6
1,750,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	1,894,375	1.1
			2,841,562	1.7

		Turkey: 5.1%
500,000		Turkey Government International Bond, 6.000%, 01/14/41	578,750	0.4
3,535,000		Turkey Government International Bond, 7.500%, 11/07/19	4,450,565	2.7

See Accompanying Notes to Financial Statements

7

ING EMERGING MARKETS HARD	PORTFOLIO OF INVESTMENTS
CURRENCY DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

2,400,000	Turkey Government International Bond, 8.000%, 02/14/34	3,390,000	2.0
		8,419,315	5.1

	Ukraine: 4.3%
6,750,000	Ukraine Government International Bond, 9.250%, 07/24/17	7,124,355	4.3

	Uruguay: 1.8%
1,185,000	Uruguay Government International Bond, 7.625%, 03/21/36	1,857,488	1.1
712,288	& Uruguay Government International Bond, 7.875%, 01/15/33	1,118,292	0.7
		2,975,780	1.8

	Venezuela: 1.9%
1,000,000	Venezuela Government International Bond, 11.750%, 10/21/26	1,010,000	0.6
2,025,000	Venezuela Government International Bond, 11.950%, 08/05/31	2,070,563	1.3
		3,080,563	1.9

	Vietnam: 0.6%
900,000	Vietnam Government International Bond, 6.750%, 01/29/20	1,003,500	0.6

	Zambia: 0.8%
1,300,000	# Zambia Government International Bond, 5.375%, 09/20/22	1,313,000	0.8
	Total Foreign Government Bonds (Cost $ 114,677,831)	116,000,626	70.1

	Total Long-Term Investments (Cost $ 160,276,955)	161,869,054	97.8

SHORT-TERM INVESTMENTS: 40.2%
	U.S. Treasury Bills: 35.7%
59,000,000	United States Treasury Bill, 0.090%, 12/27/12 (Cost $ 58,987,095)	58,987,197	35.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.5%
7,517,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $ 7,517,000)	7,517,000	4.5

	Total Short-Term Investments (Cost $ 66,504,095)	66,504,197	40.2

Total Investments in Securities (Cost $ 226,781,050)	$228,373,251	138.0
Liabilities in Excess of Other Assets	(62,897,708)	(38.0)

Net Assets	$165,475,543	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind

Cost for federal income tax purposes is $226,821,074.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,860,637
Gross Unrealized Depreciation	(308,460)

Net Unrealized Appreciation	$1,552,177

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	70.1%
Energy	15.7
Financials	5.3
Industrials	5.2
Materials	0.9
Utilities	0.6
Short-Term Investments	4.5
U.S. Treasury Bills	35.7
Liabilities in Excess of Other Assets	(38.0)

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

8

ING EMERGING MARKETS HARD	PORTFOLIO OF INVESTMENTS
CURRENCY DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$45,868,428	$–	$45,868,428
Short-Term Investments	7,517,000	58,987,197	–	66,504,197
Foreign Government Bonds	–	116,000,626	–	116,000,626

Total Investments, at fair value	$7,517,000	$220,856,251	$–	$228,373,251

Other Financial Instruments+
Futures	43,211	–	–	43,211

Total Assets	$7,560,211	$220,856,251	$–	$228,416,462

Liabilities Table
Other Financial Instruments+
Futures	$(102,748)	$–	$–	$(102,748)

Total Liabilities	$(102,748)	$–	$–	$(102,748)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Emerging Markets Hard Currency Debt Fund Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	16	12/31/12	$3,528,500	$1,398
U.S. Treasury 5-Year Note	106	12/31/12	13,211,078	41,813
U.S. Treasury Long Bond	8	12/19/12	1,195,000	(1,544)

			$17,934,578	$41,667

Short Contracts
U.S. Treasury 10-Year Note	(61)	12/19/12	(8,142,547)	(49,239)
U.S. Treasury Ultra Long Bond	(61)	12/19/12	(10,078,344)	(51,965)

			$(18,220,891)	$(101,204)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Interest rate contracts	Net Assets- Unrealized appreciation*	$43,211

Total Asset Derivatives		$43,211

Liability Derivatives

Interest rate contracts	Net Assets- Unrealized depreciation*	$102,748

Total Liability Derivatives		$102,748

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

9

ING EMERGING MARKETS HARD	PORTFOLIO OF INVESTMENTS
CURRENCY DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Fund’s Statement of Operations for the six months ended September 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Interest rate contracts	$70,130

Total	$70,130

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Interest rate contracts	$(59,537)

Total	$(59,537)

See Accompanying Notes to Financial Statements

10

ING EMERGING MARKETS LOCAL	PORTFOLIO OF INVESTMENTS
CURRENCY DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 12.4%
		Brazil: 0.6%
BRL 1,631,000		Banco Votorantim SA, 6.250%, 05/16/16	929,403	0.6

		Colombia: 2.3%
3,625,000	#	Citigroup Funding, Inc. CLN Colombia, 7.500%, 08/27/26	3,326,405	2.3

		Indonesia: 9.5%
IDR 56,500,000,000	#	Deutsche Bank AG/London CLN Indonesia, 8.250%, 06/17/32	6,934,799	4.8
IDR 64,500,000,000	#	JPMorgan Chase Bank NA CLN Indonesia, 6.250%, 04/17/17	6,922,461	4.7
			13,857,260	9.5

	Total Corporate Bonds/Notes (Cost $ 18,786,151)		18,113,068	12.4

FOREIGN GOVERNMENT BONDS: 67.6%
		Czech Republic: 4.5%
CZK 126,000,000		Czech Republic Government Bond, 2.800%, 09/16/13	6,594,851	4.5

		Hungary: 4.7%
HUF 160,000,000		Hungary Government Bond, 6.500%, 06/24/19	705,792	0.5
HUF 1,383,000,000		Hungary Government Bond, 7.000%, 06/24/22	6,143,276	4.2
			6,849,068	4.7

		Malaysia: 4.9%
MYR 20,300,000		Malaysia Government Bond, 4.392%, 04/15/26	7,126,353	4.9

		Mexico: 9.9%
MXN 109,500,000		Mexican Bonos, 8.000%, 12/17/15	9,300,186	6.3
MXN 53,500,000		Mexican Bonos, 8.500%, 11/18/38	5,215,013	3.6
			14,515,199	9.9

		Peru: 4.5%
PEN 3,920,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	1,872,847	1.3
PEN 3,300,000	#	Peruvian Government International Bond, 8.200%, 08/12/26	1,716,572	1.2
PEN 6,200,000	#	Peruvian Government International Bond, 8.600%, 08/12/17	2,931,365	2.0
			6,520,784	4.5

	Poland: 10.2%
PLN 40,000,000	Poland Government Bond, 5.000%, 04/25/16	12,860,331	8.8
PLN 6,000,000	Poland Government International Bond, 5.750%, 09/23/22	2,030,791	1.4
		14,891,122	10.2

	Russia: 4.8%
RUB 215,448,000	Russian Federal Bond - OFZ, 8.150%, 02/03/27	7,014,923	4.8

	Singapore: 4.1%
SGD 7,300,000	Singapore Government Bond, 1.625%, 04/01/13	5,987,767	4.1

	South Africa: 7.9%
ZAR 85,000,000	South Africa Government Bond, 6.250%, 03/31/36	8,229,354	5.6
ZAR 22,000,000	South Africa Government Bond, 10.500%, 12/21/26	3,346,493	2.3
		11,575,847	7.9

	Thailand: 4.5%
THB 200,000,000	Thailand Government Bond, 3.650%, 12/17/21	6,549,545	4.5

	Turkey: 7.6%
TRY 19,000,000	Turkey Government Bond, 9.000%, 03/08/17	11,126,721	7.6

	Total Foreign Government Bonds (Cost $ 98,410,736)	98,752,180	67.6

	Total Long-Term Investments (Cost $ 117,196,887)	116,865,248	80.0

SHORT-TERM INVESTMENTS: 21.9%
	U.S. Treasury Bills: 17.8%
26,000,000	United States Treasury Bill, 0.090%, 12/27/12 (Cost $ 25,993,402)	25,994,358	17.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
5,972,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $ 5,972,000)	5,972,000	4.1

	Total Short-Term Investments (Cost $ 31,965,402)	31,966,358	21.9

See Accompanying Notes to Financial Statements

11

ING EMERGING MARKETS LOCAL	PORTFOLIO OF INVESTMENTS
CURRENCY DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Total Investments in Securities
(Cost $149,162,289)	$148,831,606	101.9
Liabilities in Excess of
Other Assets	(2,841,824)	(1.9)

Net Assets	$145,989,782	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

BRL	Brazilian Real
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$907,348
Gross Unrealized Depreciation	(1,238,031)

Net Unrealized Depreciation	$(330,683)

Percentage
Sector Diversification	of Net Assets
Foreign Government Bonds	67.6%
Financials	12.4
Short-Term Investments	4.1
U.S. Treasury Bills	17.8
Liabilities in Excess of Other Assets	(1.9)

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$18,113,068	$–	$18,113,068
Short-Term Investments	5,972,000	25,994,358	–	31,966,358
Foreign Government Bonds	–	98,752,180	–	98,752,180

Total Investments, at fair value	$5,972,000	$142,859,606	$–	$148,831,606

Other Financial Instruments+
Swaps	–	11,923	–	11,923
Forward Foreign Currency Contracts	–	963,700	–	963,700

Total Assets	$5,972,000	$143,835,229	$–	$149,807,229

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(469,316)	$–	$(469,316)

Total Liabilities	$–	$(469,316)	$–	$(469,316)

See Accompanying Notes to Financial Statements

12

ING EMERGING MARKETS LOCAL	PORTFOLIO OF INVESTMENTS
CURRENCY DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING Emerging

Markets Local Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Malaysian Ringgit	2,062,990	Buy	11/09/12	$671,000	$672,898	$1,898
Barclays Bank PLC	Turkish Lira	855,000	Buy	11/09/12	473,096	473,042	(54)
Barclays Bank PLC	Brazilian Real	1,563,890	Buy	11/09/12	765,000	767,272	2,272
Barclays Bank PLC	Hungarian Forint	313,025,129	Buy	11/09/12	1,411,000	1,402,574	(8,426)
Barclays Bank PLC	Brazilian Real	33,483,135	Buy	11/09/12	16,399,635	16,427,427	27,792
Barclays Bank PLC	Russian Ruble	8,888,000	Buy	11/09/12	275,000	283,024	8,024
Barclays Bank PLC	Colombian Peso	4,852,642,500	Buy	11/09/12	2,682,500	2,680,469	(2,031)
Barclays Bank PLC	Philippine Peso	32,342,364	Buy	11/09/12	772,263	774,646	2,383
Barclays Bank PLC	Russian Ruble	223,346,400	Buy	11/09/12	6,960,000	7,112,110	152,110
Barclays Bank PLC	Thai Baht	329,351,985	Buy	11/09/12	10,411,000	10,668,204	257,204
Barclays Bank PLC	Chinese Yuan	9,267,264	Buy	08/09/13	1,440,000	1,442,444	2,444
Citigroup, Inc.	Mexican Peso	3,360,462	Buy	11/09/12	261,000	259,955	(1,045)
Citigroup, Inc.	Russian Ruble	32,200,000	Buy	11/09/12	1,000,000	1,025,358	25,358
Deutsche Bank AG	Indonesian Rupiah	3,489,519,000	Buy	11/09/12	363,000	362,662	(338)
Deutsche Bank AG	Thai Baht	4,988,736	Buy	11/09/12	160,000	161,593	1,593
Deutsche Bank AG	Polish Zloty	572,560	Buy	11/09/12	173,000	177,829	4,829
Deutsche Bank AG	Turkish Lira	340,129	Buy	11/09/12	187,000	188,182	1,182
Deutsche Bank AG	Chilean Peso	701,524,500	Buy	11/09/12	1,443,021	1,469,116	26,095
Deutsche Bank AG	South African Rand	2,250,172	Buy	11/09/12	275,000	268,826	(6,174)
Deutsche Bank AG	Chilean Peso	140,495,464	Buy	11/09/12	290,190	294,222	4,032
Deutsche Bank AG	Hungarian Forint	411,831,013	Buy	11/09/12	1,827,000	1,845,295	18,295
Deutsche Bank AG	Mexican Peso	19,140,851	Buy	11/09/12	1,450,000	1,480,679	30,679
Deutsche Bank AG	Malaysian Ringgit	45,211,000	Buy	11/09/12	14,500,000	14,746,740	246,740
Deutsche Bank AG	Turkish Lira	5,228,230	Buy	11/09/12	2,900,000	2,892,601	(7,399)
Deutsche Bank AG	South African Rand	47,844,751	Buy	11/09/12	5,800,000	5,715,980	(84,020)
UBS Warburg LLC	South African Rand	6,079,610	Buy	11/09/12	732,000	726,327	(5,673)
UBS Warburg LLC	Turkish Lira	575,151	Buy	11/09/12	319,000	318,211	(789)
UBS Warburg LLC	Hungarian Forint	111,108,230	Buy	11/29/12	502,899	496,675	(6,224)
UBS Warburg LLC	Mexican Peso	2,670,572	Buy	11/09/12	201,000	206,587	5,587
UBS Warburg LLC	South African Rand	1,690,229	Buy	11/09/12	201,000	201,931	931

							$697,275

The Bank of New York Mellon	Malaysian Ringgit	21,970,800	Sell	11/09/12	$7,051,868	$7,166,346	$(114,478)
The Bank of New York Mellon	Thai Baht	207,716,818	Sell	11/09/12	6,563,970	6,728,259	(164,289)
Barclays Bank PLC	Singapore Dollar	7,351,994	Sell	11/09/12	5,991,566	5,990,542	1,024
Barclays Bank PLC	Malaysian Ringgit	2,113,714	Sell	11/09/12	692,000	689,443	2,557
Barclays Bank PLC	Brazilian Real	1,262,385	Sell	11/09/12	623,000	619,349	3,651
Barclays Bank PLC	Polish Zloty	584,506	Sell	11/09/12	188,000	181,539	6,461
Barclays Bank PLC	Peruvian Nuevo Sol	489,552	Sell	11/09/12	188,000	187,904	96
Barclays Bank PLC	South African Rand	4,568,673	Sell	11/09/12	550,000	545,816	4,184
Barclays Bank PLC	Brazilian Real	326,672	Sell	11/09/12	160,000	160,271	(271)
Citigroup, Inc.	Polish Zloty	882,372	Sell	11/09/12	268,000	274,053	(6,053)
Deutsche Bank AG	Czech Koruna	72,751,333	Sell	11/09/12	3,751,032	3,718,795	32,237
Deutsche Bank AG	Czech Koruna	56,384,167	Sell	11/09/12	2,906,378	2,882,163	24,215
Deutsche Bank AG	Colombian Peso	2,540,641,320	Sell	11/09/12	1,398,000	1,403,382	(5,382)
Deutsche Bank AG	Mexican Peso	2,229,952	Sell	11/09/12	174,000	172,502	1,498
Deutsche Bank AG	Russian Ruble	5,787,580	Sell	11/09/12	188,000	184,296	3,704
Deutsche Bank AG	Russian Ruble	44,215,830	Sell	11/09/12	1,392,844	1,407,983	(15,139)
Deutsche Bank AG	Czech Koruna	27,689,523	Sell	11/09/12	1,455,000	1,415,392	39,608
Deutsche Bank AG	Indonesian Rupiah	1,523,120,000	Sell	11/09/12	158,000	158,296	(296)
Deutsche Bank AG	Malaysian Ringgit	995,253	Sell	11/09/12	317,000	324,628	(7,628)
Deutsche Bank AG	Mexican Peso	4,845,896	Sell	11/09/12	367,000	374,864	(7,864)
Deutsche Bank AG	Thai Baht	6,217,576	Sell	11/09/12	197,000	201,397	(4,397)

See Accompanying Notes to Financial Statements

13

ING EMERGING MARKETS LOCAL	PORTFOLIO OF INVESTMENTS
CURRENCY DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Deutsche Bank AG	Turkish Lira	1,025,239	Sell	11/09/12	565,000	567,230	(2,230)
Deutsche Bank AG	Chilean Peso	701,524,500	Sell	11/09/12	1,450,000	1,469,116	(19,116)
UBS Warburg LLC	South African Rand	6,026,152	Sell	11/09/12	732,000	719,940	12,060
UBS Warburg LLC	South African Rand	1,458,767	Sell	11/09/12	176,000	174,278	1,722
UBS Warburg LLC	South African Rand	4,946,037	Sell	11/09/12	601,000	590,900	10,100
UBS Warburg LLC	South African Rand	1,882,201	Sell	11/09/12	226,000	224,865	1,135

							$(202,891)

ING Emerging Markets Local Currency Debt Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2012:

	Termination Date		Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Receive a floating rate based on the Brazil Cetip Interbank
Deposit Rate Annualized and pay a fixed rate equal to 8.850%
Counterparty: Deutsche Bank AG	01/02/17	BRL	26,700,000	$7,264	$–	$7,264
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 2.760%
Counterparty: Deutsche Bank AG	09/12/17	KRW	3,500,000,000	4,659	–	4,659

				$11,923	$–	$11,923

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$963,700
Interest rate contracts	Unrealized appreciation on OTC swap agreements	11,923

Total Asset Derivatives		$975,623

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$469,316

Total Liability Derivatives		$469,316

See Accompanying Notes to Financial Statements

14

ING EMERGING MARKETS LOCAL	PORTFOLIO OF INVESTMENTS
CURRENCY DEBT FUND	AS OF SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Fund’s Statement of Operations for the six months ended September 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Swaps	Total

Foreign exchange contracts	$128,706	$–	$128,706
Interest rate contracts	–	621	621

Total	$128,706	$621	$129,327

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Swaps	Total

Foreign exchange contracts	$494,384	$–	$494,384
Interest rate contracts	–	11,923	11,923

Total	$494,384	$11,923	$506,307

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on Foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

15

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11.	Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 29, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 29, 2012